UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund
December 31, 2013

	Principal	Value
	Amount°	(U.S. $)
Agency Collateralized Mortgage Obligations - 6.11%
Fannie Mae Grantor Trust
Series 1999-T2 A1
7.50% 1/19/39•	15,890	$17,775
Series 2002-T4 A3
7.50% 12/25/41	54,076	61,701
Series 2004-T1 1A2
6.50% 1/25/44	16,802	19,001
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	13,032	14,922
Series 1999-19 PH 6.00% 5/25/29	239,713	266,998
Series 2001-14 Z 6.00% 5/25/31	14,851	16,485
Series 2002-90 A1 6.50% 6/25/42	13,345	15,343
Series 2002-90 A2
6.50% 11/25/42	45,331	51,493
Series 2003-26 AT
5.00% 11/25/32	275,083	286,837
Series 2005-22 HE
5.00% 10/25/33	263,837	272,026
Series 2005-29 QD 5.00% 8/25/33	265,561	271,465
Series 2005-110 MB
5.50% 9/25/35	211,203	227,751
Series 2007-30 OE
2.579% 4/25/37@^	5,682,327	4,387,737
Series 2007-114 A6
0.365% 10/27/37•	7,600,000	7,541,655
Series 2008-24 ZA 5.00% 4/25/38	19,984,419	21,425,655
Series 2009-2 AS 5.535%
2/25/39@•Σ	4,335,213	500,734
Series 2009-68 SA 6.585%
9/25/39@•Σ	843,822	129,323
Series 2009-94 AC
5.00% 11/25/39	400,000	429,799
Series 2010-41 PN 4.50% 4/25/40	475,000	504,030
Series 2010-96 DC 4.00% 9/25/25	915,000	961,674
Series 2010-123 FE
0.645% 11/25/40•	5,166,537	5,171,379
Series 2012-122 SD
5.935% 11/25/42•Σ	918,460	229,343
Series 2012-124 SD
5.985% 11/25/42•Σ	1,196,994	281,355
Series 2013-38 AI 3.00% 4/25/33Σ	2,546,218	405,945
Series 2013-44 DI
3.00% 5/25/33Σ	3,806,480	607,300
Fannie Mae Whole Loan REMIC Trust
Series 2004-W4 A5 5.50% 6/25/34	3,000,000	3,207,066
Series 2004-W11 1A2 6.50%
5/25/44	81,672	93,371
Fannie Mae Whole Loan Trust
Series 2004-W15 1A1
6.00% 8/25/44	104,147	116,508
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	68,726	78,399
Series 2165 PE 6.00% 6/15/29	216,324	240,221
Series 2326 ZQ 6.50% 6/15/31	115,428	128,367
Series 2557 WE 5.00% 1/15/18	395,422	419,550
Series 2762 LG 5.00% 9/15/32	249,826	252,304
Series 2802 NE 5.00% 2/15/33	504,068	514,588
Series 2827 TE 5.00% 4/15/33	484,589	502,603
Series 2864 PE 5.00% 6/15/33	152,317	155,027
Series 2869 BG 5.00% 7/15/33	353,336	353,336
Series 2889 OG 5.00% 5/15/33	116,729	117,028
Series 2890 PD 5.00% 3/15/33	190,789	192,115
Series 2915 KD 5.00% 9/15/33	116,457	119,584
Series 2938 ND 5.00% 10/15/33	184,167	187,737
Series 2987 KG 5.00% 12/15/34	495,075	510,076
Series 3143 BC 5.50% 2/15/36	5,439,643	5,894,179
Series 3145 LN 4.50% 10/15/34	72,759	74,394
Series 3289 6.583% 3/15/37@•Σ	2,619,211	403,843
Series 3626 MA 5.00% 2/15/30	1,116,445	1,147,793
Series 3656 PM 5.00% 4/15/40	770,000	829,878
Series 4065 DE 3.00% 6/15/32	120,000	112,556
Series 4148 SA
5.933% 12/15/42•Σ	1,426,662	329,097
Series 4185 LI 3.00% 3/15/33Σ	938,681	150,316
Series 4191 CI 3.00% 4/15/33Σ	385,659	61,767
Freddie Mac Structured Pass Through
Securities
Series T-54 2A 6.50% 2/25/43t	22,261	25,934
Series T-58 2A 6.50% 9/25/43t	11,782	13,198
GNMA
Series 2007-64 AI 6.383%
10/20/37@•Σ	8,933,903	1,316,071
Series 2008-65 SB 5.833%
8/20/38@•Σ	2,528,326	320,701
Series 2009-2 SE 5.653%
1/20/39@•Σ	7,194,957	875,913
Series 2010-113 KE
4.50% 9/20/40	1,170,000	1,232,386
Series 2011-H21 FT
0.81% 10/20/61•	15,777,245	15,776,883
Series 2011-H23 FA
0.869% 10/20/61•	10,699,343	10,740,161
Series 2012-H29 SA
0.684% 10/20/62•	6,748,256	6,717,720
NCUA Guaranteed Notes Trust
Series 2010-C1 A2
2.90% 10/29/20	390,000	402,854
Total Agency Collateralized
Mortgage Obligations
(cost $98,188,648)		97,711,250

Agency Mortgage-Backed Securities - 18.31%
Fannie Mae
5.00% 11/1/34	17,528	18,853
5.50% 3/1/37	38,193	40,747
5.50% 7/1/37	444,993	474,562

(continues) NQ-OPTFI [12/13] 2/14 (12134) 1

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

	Principal	Value
	Amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae
6.50% 8/1/17	18,276	$20,187
Fannie Mae ARM
2.069% 7/1/37•	113,993	120,374
2.277% 10/1/33•	22,484	23,081
2.412% 5/1/43•	500,775	489,737
2.44% 11/1/35•	93,737	99,103
2.546% 6/1/43•	168,863	165,806
3.293% 9/1/43•	633,892	642,461
5.143% 8/1/35•	19,078	20,465
5.817% 8/1/37•	112,327	120,962
Fannie Mae Relocation 30 yr
5.00% 11/1/33	2,840	3,052
5.00% 1/1/34	5,243	5,641
5.00% 4/1/35	20,066	21,577
5.00% 10/1/35	25,081	26,955
5.00% 1/1/36	43,324	46,581
Fannie Mae S.F. 15 yr
2.50% 7/1/27	95,994	95,333
2.50% 10/1/27	575,722	571,755
2.50% 2/1/28	1,349,093	1,339,770
2.50% 5/1/28	195,415	193,625
3.00% 8/1/27	1,706,186	1,743,885
3.00% 11/1/27	110,625	113,101
3.00% 5/1/28	127,853	130,713
3.50% 7/1/26	444,380	465,083
3.50% 12/1/28	157,210	164,645
4.00% 5/1/24	59,889	63,505
4.00% 7/1/24	16,734	17,751
4.00% 9/1/25	39,095	41,461
4.00% 11/1/25	1,487,639	1,585,572
4.00% 1/1/26	40,241	42,844
4.00% 1/1/27	36,931	39,168
4.50% 8/1/18	131,279	139,716
4.50% 7/1/20	372,935	397,051
5.00% 5/1/21	45,552	48,778
Fannie Mae S.F. 15 yr TBA
2.50% 2/1/28	13,863,000	13,687,547
3.00% 2/1/28	15,341,000	15,619,656
3.50% 2/1/28	11,133,000	11,612,676
Fannie Mae S.F. 20 yr
3.00% 8/1/33	241,065	237,514
3.00% 9/1/33	449,186	442,567
3.50% 4/1/33	72,564	73,896
3.50% 9/1/33	340,150	346,480
4.50% 10/1/23	173,018	183,272
5.00% 11/1/23	34,819	37,772
5.00% 6/1/25	131,934	143,078
5.00% 11/1/25	158,496	171,878
5.00% 7/1/27	148,681	161,144
5.00% 3/1/28	471,277	516,552
5.00% 4/1/28	744,062	815,549
5.00% 7/1/28	54,291	59,372
5.00% 4/1/29	604,746	659,313
5.50% 7/1/24	195,778	215,137
5.50% 10/1/24	58,151	63,895
5.50% 12/1/24	203,094	223,152
5.50% 11/1/25	54,049	60,128
5.50% 8/1/28	596,655	658,777
5.50% 12/1/29	49,763	54,842
6.00% 9/1/29	359,559	401,340
Fannie Mae S.F. 30 yr
3.00% 7/1/42	475,134	451,588
3.00% 10/1/42	7,334,844	6,970,828
3.00% 12/1/42	1,230,870	1,169,795
3.00% 4/1/43	48,420,157	46,016,536
3.00% 7/1/43	1,070,429	1,017,446
3.50% 7/1/42	67,097	66,722
3.50% 6/1/43	157,820	157,037
4.00% 10/1/40	50,867	52,370
4.00% 11/1/40	495,574	510,445
4.00% 1/1/41	834,493	859,720
4.00% 7/1/41	973,545	1,003,486
4.00% 9/1/41	123,000	126,714
4.00% 3/1/42	725,130	746,981
4.00% 1/1/43	417,170	429,691
4.50% 5/1/35	217,182	230,708
4.50% 8/1/35	457,018	484,632
4.50% 9/1/35	373,617	396,194
4.50% 7/1/36	142,156	150,665
4.50% 5/1/39	1,502,248	1,592,793
4.50% 4/1/40	169,563	179,588
4.50% 11/1/40	699,539	741,409
4.50% 12/1/40	239,045	253,628
4.50% 2/1/41	205,571	217,904
4.50% 3/1/41	1,124,987	1,192,444
4.50% 4/1/41	163,207	173,378
4.50% 5/1/41	19,087,409	20,234,800
4.50% 8/1/41	44,454	47,122
4.50% 10/1/41	509,876	540,292
4.50% 11/1/41	451,975	479,152
4.50% 9/1/43	371,138	393,667
5.00% 5/1/33	395,213	432,589
5.00% 3/1/34	6,479	7,053
5.00% 4/1/34	36,831	39,995
5.00% 8/1/34	62,673	68,104
5.00% 4/1/35	12,264	13,310
5.00% 2/1/36	245,106	266,016
5.00% 12/1/36	2,924,088	3,172,918
5.00% 1/1/37	23,579	25,556
5.00% 5/1/37	484,367	524,968
5.00% 7/1/37	6,240	6,765
5.00% 10/1/37	19,684	21,333
5.00% 12/1/37	9,918	10,752
5.00% 2/1/38	49,013	53,121
5.00% 3/1/38	350,102	379,450
5.00% 4/1/38	43,798	47,478

2 NQ-OPTFI [12/13] 2/14 (12134)

		Principal	Value
		Amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.00% 6/1/38		19,995	$21,670
5.00% 1/1/39		7,656,796	8,302,434
5.00% 2/1/39		414,944	449,926
5.00% 4/1/39		218,435	236,751
5.00% 7/1/39		5,561,609	6,029,887
5.00% 5/1/40		244,310	266,050
5.50% 2/1/33		106,474	117,297
5.50% 12/1/33		51,555	56,609
5.50% 11/1/34		55,867	61,561
5.50% 2/1/35		832,910	929,730
5.50% 1/1/36		36,792	40,414
5.50% 8/1/37		30,752	33,829
6.00% 5/1/36		139,594	155,441
6.00% 9/1/36		62,964	69,722
6.00% 9/1/37		20,701	23,006
6.00% 8/1/38		287,377	317,909
6.00% 12/1/38		30,685	33,958
6.00% 10/1/39		185,695	205,956
6.50% 11/1/33		6,846	7,619
6.50% 2/1/36		150,453	167,311
6.50% 3/1/36		194,538	216,263
6.50% 6/1/36		342,632	384,225
6.50% 2/1/38		77,580	86,174
6.50% 11/1/38		23,910	26,548
7.50% 3/1/32		908	1,085
7.50% 4/1/32		2,251	2,577
7.50% 6/1/32		1,602	1,767
Fannie Mae S.F. 30 yr TBA
3.00% 2/1/43		7,821,000	7,404,899
3.50% 2/1/43		68,484,000	67,825,917
4.00% 2/1/43		13,567,000	13,923,134
4.50% 2/1/43		17,908,000	18,916,025
4.50% 1/1/44		8,000,000	8,476,562
5.50% 2/1/43		1,800,000	1,977,117
Freddie Mac
4.50% 1/1/41		600,872	627,677
Freddie Mac ARM
2.342% 12/1/33•		72,541	77,230
2.464% 4/1/34•		3,731	3,944
2.499% 7/1/36•		64,850	69,261
2.93% 5/1/37•		433,880	461,603
5.41% 2/1/38•		231,791	244,665
Freddie Mac Relocation 30 yr
5.00% 9/1/33		430	463
Freddie Mac S.F. 15 yr
3.50% 10/1/26		143,155	149,705
4.00% 4/1/25		74,231	78,383
4.00% 11/1/26		439,325	463,655
4.50% 5/1/20		212,208	225,463
5.00% 6/1/18		67,883	71,875
Freddie Mac S.F. 20 yr
5.50% 10/1/23		104,051	113,597
5.50% 8/1/24		31,854	34,855
Freddie Mac S.F. 30 yr
3.00% 10/1/42		543,028	515,095
3.00% 11/1/42		455,672	432,337
4.00% 11/1/40		299,392	307,653
4.50% 10/1/39		615,882	652,310
4.50% 10/1/43		184,155	196,472
6.00% 8/1/38		425,658	473,531
6.50% 11/1/33		36,755	40,976
6.50% 1/1/35		180,276	204,449
6.50% 8/1/38		85,702	95,234
7.00% 1/1/38		81,182	91,194
Freddie Mac S.F. 30 yr TBA
5.50% 2/1/43		2,238,000	2,442,917
GNMA I S.F. 30 yr
7.00% 12/15/34		298,760	350,513
GNMA II S.F. 30 yr
6.00% 4/20/34		11,519	12,786
Total Agency Mortgage-Backed
Securities (cost $294,632,936)			293,143,796

Collateralized Debt Obligations - 0.41%
Black Diamond CLO
Series 2005-1A A1A 144A
0.495% 6/20/17#•		10,166	10,166
BlueMountain CLO
Series 2005-1A A1F 144A
0.478% 11/15/17#•		130,838	130,345
Euro-Galaxy CLO
Series 2006-1X A2
0.463% 10/23/21•	EUR	2,339,851	3,166,304
Franklin CLO
Series 5A A2 144A
0.503% 6/15/18#•		2,878,839	2,849,359
Kingsland I
Series 2005-1A A1A 144A
0.494% 6/13/19#•		351,544	350,827
Total Collateralized Debt
Obligations (cost $6,281,076)			6,507,001

Commercial Mortgage-Backed Securities - 1.76%
Banc of America Re-REMIC
Series 2009-UBER2 144A
5.68% 2/24/51#•		2,200,000	2,472,338
Bear Stearns Commercial Mortgage
Securities Trust
Series 2005-PW10 A4
5.405% 12/11/40•		540,000	572,911
Series 2006-PW12 A4
5.712% 9/11/38•		895,000	978,325
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4
3.024% 9/10/45		675,000	643,944

(continues) NQ-OPTFI [12/13] 2/14 (12134) 3

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

	Principal	Value
	Amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass Through
Certificates
Series 2005-C6 A5A 5.116%
6/10/44t•	455,000	$478,499
Series 2013-CR12 A4 4.046%
10/10/46t	800,000	807,407
Series 2013-CR8 A5 3.612%
6/10/46t•	485,000	478,265
Commercial Mortgage Trust
Series 2005-GG5 A5
5.224% 4/10/37•	1,155,000	1,218,038
Series 2006-GG7 A4
5.82% 7/10/38•	1,119,344	1,222,716
Credit Suisse Commercial Mortgage
Trust
Series 2006-C1 AAB
5.465% 2/15/39•	46,333	47,280
Series 2010-UD1 A 144A
5.758% 12/16/49#•	2,043,010	2,225,961
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46#	1,070,000	1,180,351
FREMF Mortgage Trust
Series 2010-K7 B 144A
5.435% 4/25/20#•	160,000	170,665
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A6
5.396% 8/10/38•	441,626	446,050
Series 2005-GG4 A4A
4.751% 7/10/39	651,469	674,885
Goldman Sachs Mortgage Securities
Trust
Series 2006-GG6 A4
5.553% 4/10/38•	595,000	640,699
Series 2007-GG10 J 144A
5.804% 8/10/45#•	1,956,000	391
Series 2010-C1 A2 144A
4.592% 8/10/43#	915,000	989,755
Series 2010-C1 C 144A
5.635% 8/10/43#•	375,000	407,039
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30#	555,000	549,442
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-LDP5 A4
5.20% 12/15/44•	2,063,000	2,197,997
Series 2006-LDP8 AM
5.44% 5/15/45	758,000	831,556
Series 2007-LDPX A3
5.42% 1/15/49	1,140,000	1,250,537
Series 2011-C5 A3
4.171% 8/15/46	800,000	840,108
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	84,879	86,815
Series 2005-C3 B
4.895% 7/15/40•	260,000	267,638
Morgan Stanley Capital I Trust
Series 2005-HQ6 A4A
4.989% 8/13/42	240,000	250,795
Series 2005-HQ7 AJ
5.207% 11/14/42•	265,000	278,106
Series 2005-HQ7 C
5.207% 11/14/42•	1,375,000	1,359,537
Series 2007-T27 A4
5.648% 6/11/42•	917,000	1,030,279
Timberstar Trust
Series 2006-1A A 144A
5.668% 10/15/36#	515,000	561,976
VNO Mortgage Trust
Series 2012-6AVE A 144A
2.996% 11/15/30#	1,330,000	1,240,172
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3
2.87% 11/15/45	540,000	506,348
Series 2013-C11 A5
3.071% 3/15/45	455,000	431,131
Series 2013-C14 A5
3.337% 6/15/46	850,000	816,691
Total Commercial Mortgage-Backed
Securities (cost $29,298,806)		28,154,647

Convertible Bonds - 1.41%
Advanced Micro Devices 6.00%
exercise price $28.08, expiration
date 4/30/15	541,000	567,374
Alaska Communications Systems
Group 144A 6.25% exercise price
$10.28, expiration date 4/27/18#	490,000	406,700
Alere 3.00% exercise price $43.98,
expiration date 5/15/16	532,000	600,495
Ares Capital 5.75% exercise price
$19.13, expiration date 2/1/16	493,000	532,748
ArvinMeritor 4.00% exercise price
$26.73, expiration date 2/12/27ϕ	1,024,000	984,960
BGC Partners 4.50% exercise price
$9.84, expiration date 7/13/16	611,000	638,495
Blackstone Mortgage Trust 5.25%
exercise price $28.66, expiration
date 12/1/18	431,000	454,705
Blucora 144A 4.25% exercise price
$21.66, expiration date 3/29/19#	315,000	466,003
Chesapeake Energy 2.25% exercise
price $85.40, expiration date
12/14/38	193,000	180,938

4 NQ-OPTFI [12/13] 2/14 (12134)

		Principal	Value
		Amount°	(U.S. $)
Convertible Bonds (continued)
Chesapeake Energy 2.50% exercise
price $50.90, expiration date
5/15/37		205,000	$209,100
Ciena 144A 3.75% exercise price
$20.17, expiration date 10/15/18#		532,000	769,073
Dendreon 2.875% exercise price
$51.24, expiration date 1/13/16		430,000	277,888
Equinix 4.75% exercise price $84.32,
expiration date 6/13/16		194,000	424,133
General Cable 5.00% exercise price
$35.88, expiration date 11/15/29ϕ		855,000	917,522
Gilead Sciences 1.625% exercise price
$22.71, expiration date 5/1/16		269,000	887,701
Helix Energy Solutions Group 3.25%
exercise price $25.02, expiration
date 3/12/32		665,000	798,416
Hologic 2.00% exercise price $31.17,
expiration date 2/27/42ϕ		606,000	620,393
Iconix Brand Group 2.50% exercise
price $30.75, expiration date
5/31/16		302,000	416,194
Illumina 144A 0.25% exercise price
$83.55, expiration date 3/11/16#		289,000	402,252
Intel 3.25% exercise price $21.94,
expiration date 8/1/39		402,000	547,225
Jefferies Group 3.875% exercise price
$45.51, expiration date 10/31/29		609,000	646,682
L-3 Communications Holdings 3.00%
exercise price $90.24, expiration
date 8/1/35		391,000	472,866
Lexington Realty Trust 144A 6.00%
exercise price $6.84, expiration
date 1/11/30#		294,000	446,145
Liberty Interactive 144A 0.75%
exercise price $1,000.00, expiration
date 3/30/43#		462,000	578,078
Liberty Interactive 144A 1.00%
exercise price $74.31, expiration
date 9/28/43#		398,000	420,885
MGM Resorts International 4.25%
exercise price $18.58, expiration
date 4/10/15		545,000	750,738
Mylan 3.75% exercise price $13.32,
expiration date 9/15/15		149,000	489,279
Nuance Communications 2.75%
exercise price $32.30, expiration
date 11/1/31		817,000	802,192
NuVasive 2.75% exercise price
$42.13, expiration date 6/30/17		969,000	1,054,393
Peabody Energy 4.75% exercise price
$57.95, expiration date 12/15/41		668,000	531,478
Ryman Hospitality Properties 144A
3.75% exercise price $21.38,
expiration date 9/29/14#		235,000	460,013
SanDisk 1.50% exercise price $52.00,
expiration date 8/11/17		512,000	757,120
SBA Communications 4.00% exercise
price $30.38, expiration date
9/29/14		120,000	355,800
Steel Dynamics 5.125% exercise price
$17.14, expiration date 6/15/14		187,000	220,777
TIBCO Software 2.25% exercise price
$50.57, expiration date 4/30/32		888,000	894,105
Titan Machinery 3.75% exercise price
$43.17, expiration date 4/30/19		527,000	450,585
Vantage Drilling 144A 5.50% exercise
price $2.39, expiration date
7/15/43#		744,000	803,520
Vector Group 2.50% exercise price
$17.62, expiration date 1/14/19•		280,000	331,204
VeriSign 3.25% exercise price $34.37,
expiration date 8/15/37		463,000	837,451
WellPoint 2.75% exercise price
$75.23, expiration date 10/15/42		152,000	206,530
Total Convertible Bonds
(cost $19,946,985)			22,612,156

Corporate Bonds - 38.41%
Banking - 8.29%
Ally Financial
2.75% 1/30/17		200,000	201,250
4.75% 9/10/18		200,000	210,000
5.50% 2/15/17		500,000	543,750
8.30% 2/12/15		200,000	215,500
Banco Bradesco 144A
2.338% 5/16/14#•		1,300,000	1,301,329
Banco de Costa Rica 144A
5.25% 8/12/18#		815,000	812,963
Banco do Brasil
144A 3.75% 7/25/18#	EUR	810,000	1,133,929
3.875% 10/10/22		3,200,000	2,792,000
144A 6.00% 1/22/20#		3,000,000	3,195,000
Banco Mercantil del Norte 144A
4.375% 7/19/15#		400,000	420,000
Banco Nacional de Costa Rica 144A
4.875% 11/1/18#		545,000	535,463
Banco Santander Brasil 144A
2.343% 3/18/14#•		2,000,000	2,000,248
Banco Santander Chile 144A
3.75% 9/22/15#		2,200,000	2,280,095
Banco Santander Mexico
144A 4.125% 11/9/22#		1,055,000	996,975
144A 5.95% 1/30/24#•		605,000	614,075
Banco Votorantim
144A 3.247% 3/28/14#•		2,000,000	2,005,920
144A 5.25% 2/11/16#@		2,300,000	2,386,250
Bancolombia 5.95% 6/3/21		475,000	496,375

(continues) NQ-OPTFI [12/13] 2/14 (12134) 5

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
2.60% 1/15/19		1,715,000	$1,724,592
3.875% 3/22/17		690,000	737,009
5.65% 5/1/18		900,000	1,025,439
5.75% 12/1/17		700,000	797,386
6.00% 9/1/17		1,200,000	1,371,293
6.875% 4/25/18		2,325,000	2,751,624
7.375% 5/15/14		100,000	102,498
7.625% 6/1/19		800,000	993,397
Bank of Georgia 144A
7.75% 7/5/17#		610,000	639,356
Barclays 8.25% 12/29/49•		560,000	579,250
Barclays Bank 7.625% 11/21/22		1,025,000	1,094,188
BB&T 5.25% 11/1/19		1,241,000	1,392,673
BBVA Banco Continental 144A
3.25% 4/8/18#		840,000	842,100
BBVA Bancomer 144A
6.50% 3/10/21#		1,365,000	1,446,900
CIT Group
144A 4.75% 2/15/15#		2,100,000	2,181,375
144A 5.25% 4/1/14#		1,350,000	1,366,875
Citigroup
0.518% 11/5/14•		4,600,000	4,599,181
1.694% 1/13/14•		500,000	500,187
4.587% 12/15/15		200,000	213,823
6.125% 5/15/18		2,300,000	2,664,355
8.50% 5/22/19		1,400,000	1,796,243
City National 5.25% 9/15/20		830,000	892,634
Credit Suisse 144A 6.50% 8/8/23#		965,000	1,028,931
Credit Suisse Group 144A
7.50% 12/11/49#•		615,000	650,547
DnB Bank 144A 3.20% 4/3/17#		3,300,000	3,452,651
Eksportfinans
1.60% 3/20/14	JPY	2,000,000	18,909
2.00% 9/15/15		1,300,000	1,283,750
2.375% 5/25/16		500,000	493,125
3.00% 11/17/14		300,000	301,575
5.50% 5/25/16		200,000	211,500
5.50% 6/26/17		300,000	317,475
Export-Import Bank of Korea
1.25% 11/20/15		400,000	402,233
4.375% 9/15/21		600,000	628,840
5.00% 4/11/22		2,000,000	2,180,984
5.125% 3/16/15		200,000	210,404
5.125% 6/29/20		1,500,000	1,655,586
5.875% 1/14/15		950,000	999,614
Fifth Third Bancorp
4.30% 1/16/24		580,000	569,221
5.10% 12/29/49•		875,000	776,563
Goldman Sachs Group
0.567% 5/18/15•	EUR	100,000	137,282
0.641% 7/22/15•		200,000	199,617
0.696% 3/22/16•		300,000	299,135
0.744% 1/12/15•		700,000	699,754
3.375% 2/1/18	CAD	468,000	445,771
3.70% 8/1/15		900,000	937,524
5.15% 1/15/14		2,000,000	2,003,052
5.95% 1/18/18		700,000	796,581
6.25% 9/1/17		1,100,000	1,260,392
HBOS 144A 6.75% 5/21/18#		155,000	176,100
HBOS Capital Funding 144A
6.071% 6/29/49#•		1,015,000	1,016,269
HSBC Bank 144A 4.75% 1/19/21#		1,245,000	1,353,392
ICICI Bank
5.50% 3/25/15		2,100,000	2,175,650
144A 5.50% 3/25/15#		1,300,000	1,346,831
ING Bank 144A 5.80% 9/25/23#		1,465,000	1,534,645
JPMorgan Chase
0.994% 5/31/17•	EUR	2,400,000	3,270,314
2.92% 9/19/17	CAD	585,000	555,137
3.15% 7/5/16		100,000	104,902
4.25% 11/2/18	NZD	780,000	607,345
4.375% 11/30/21•	EUR	2,600,000	3,742,269
4.40% 7/22/20		400,000	430,598
5.625% 8/16/43		910,000	965,220
6.00% 12/29/49•		135,000	129,769
6.30% 4/23/19		300,000	354,484
KeyBank 6.95% 2/1/28		1,220,000	1,451,377
KeyCorp 2.30% 12/13/18		760,000	755,363
KFW 6.25% 5/19/21	AUD	2,300,000	2,244,730
LBG Capital No. 1 144A
8.00% 12/29/49#•		520,000	557,048
Morgan Stanley
0.543% 1/9/14•		500,000	500,010
1.838% 1/24/14•		700,000	700,573
3.45% 11/2/15		1,000,000	1,041,370
4.10% 5/22/23		460,000	446,021
5.00% 11/24/25		1,180,000	1,186,163
5.45% 1/9/17		700,000	776,846
7.375% 2/22/18	AUD	1,465,000	1,426,062
7.60% 8/8/17	NZD	574,000	497,511
National City Bank 0.612% 6/7/17•		325,000	321,691
Nordea Bank 144A
1.144% 1/14/14#•		3,000,000	3,001,005
Northern Trust 3.95% 10/30/25		550,000	537,224
PNC Bank 6.875% 4/1/18		1,415,000	1,674,592
PNC Financial Services Group
4.459% 5/29/49•		535,000	536,338
PNC Funding 5.625% 2/1/17		225,000	249,929
PNC Preferred Funding Trust II 144A
1.465% 3/31/49#•		1,600,000	1,488,000
Rabobank 4.625% 12/1/23		1,320,000	1,331,889
Royal Bank of Scotland
9.50% 3/16/22•		1,000,000	1,173,537

6 NQ-OPTFI [12/13] 2/14 (12134)

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Russian Agricultural Bank 144A
5.10% 7/25/18#	625,000	$638,281
Santander Holdings USA
3.45% 8/27/18	1,335,000	1,370,727
Santander UK 144A 5.00% 11/7/23#	1,230,000	1,236,958
Sberbank 144A 4.95% 2/7/17#	765,000	814,725
State Bank of India 144A
4.50% 7/27/15#	200,000	205,915
State Street 3.10% 5/15/23	2,885,000	2,687,856
SunTrust Bank
0.528% 8/24/15•	505,000	501,037
2.35% 11/1/18	535,000	532,770
SVB Financial Group 5.375% 9/15/20	310,000	342,370
Turkiye Is Bankasi 144A
7.85% 12/10/23#	500,000	499,550
U.S. Bank 4.95% 10/30/14	1,000,000	1,038,256
UBS
2.25% 1/28/14	1,104,000	1,105,441
5.875% 12/20/17	1,163,000	1,335,771
USB Capital IX 3.50% 10/29/49•	1,820,000	1,428,700
USB Realty 144A
1.391% 12/29/49#•	100,000	93,000
VEB Finance
144A 4.224% 11/21/18#	470,000	472,938
144A 5.375% 2/13/17#	555,000	593,184
144A 6.025% 7/5/22#	370,000	379,250
Wachovia 0.614% 10/15/16•	305,000	303,538
Wells Fargo 5.375% 11/2/43	1,130,000	1,161,466
Yapi ve Kredi Bankasi AS 144A
5.25% 12/3/18#	585,000	569,673
Zions Bancorp
4.50% 3/27/17	530,000	561,600
4.50% 6/13/23	990,000	966,837
7.75% 9/23/14	350,000	365,646
		132,680,209
Basic Industry - 2.35%
AK Steel 7.625% 5/15/20	300,000	300,750
Alpek 144A 4.50% 11/20/22#	715,000	681,038
ArcelorMittal
6.125% 6/1/18	605,000	666,256
10.35% 6/1/19	830,000	1,054,100
Barrick Gold 4.10% 5/1/23	1,025,000	928,238
Barrick North America Finance
5.75% 5/1/43	250,000	225,551
Builders FirstSource 144A
7.625% 6/1/21#	565,000	591,838
CF Industries
6.875% 5/1/18	1,690,000	1,961,951
7.125% 5/1/20	300,000	352,101
Clearwater Paper 4.50% 2/1/23	435,000	393,675
CSN Resources 144A
6.50% 7/21/20#	1,600,000	1,626,000
Dow Chemical 8.55% 5/15/19	2,322,000	3,001,519
FMC 4.10% 2/1/24	880,000	875,644
FMG Resources August 2006
144A 6.875% 4/1/22#	1,768,000	1,935,960
144A 7.00% 11/1/15#	176,000	182,930
Freeport-McMoRan Copper & Gold
3.875% 3/15/23	435,000	412,139
Georgia-Pacific 8.00% 1/15/24	1,927,000	2,484,658
Gerdau Trade 144A 4.75% 4/15/23#	630,000	585,900
Glencore Funding 144A
2.50% 1/15/19#	500,000	484,726
GTL Trade Finance 144A
7.25% 10/20/17#	200,000	225,750
HD Supply
7.50% 7/15/20	221,000	239,233
11.00% 4/15/20	260,000	309,400
Headwaters 7.625% 4/1/19	755,000	817,288
Immucor 11.125% 8/15/19	380,000	429,400
International Paper
6.00% 11/15/41	750,000	817,309
7.50% 8/15/21	300,000	368,321
LSB Industries 144A 7.75% 8/1/19#	185,000	195,175
LyondellBasell Industries
5.75% 4/15/24	425,000	477,227
Masonite International 144A
8.25% 4/15/21#	185,000	204,425
Metalloinvest Finance 144A
5.625% 4/17/20#	740,000	721,500
MMC Finance 144A
5.55% 10/28/20#	858,000	856,928
Mosaic
5.45% 11/15/33	290,000	296,364
5.625% 11/15/43	795,000	809,444
Nortek 8.50% 4/15/21	585,000	650,813
Novelis 8.75% 12/15/20	530,000	592,275
Nucor 4.00% 8/1/23	455,000	445,036
OAS Investments 144A
8.25% 10/19/19#	650,000	637,000
Packaging Corp of America
4.50% 11/1/23	645,000	647,935
Perstorp Holding 144A
8.75% 5/15/17#	335,000	361,800
Phosagro 144A 4.204% 2/13/18#	828,000	822,825
PolyOne 5.25% 3/15/23	310,000	303,800
Rio Tinto Finance U.S.A.
3.50% 11/2/20	3,155,000	3,226,044
Rock-Tenn 3.50% 3/1/20	385,000	379,199
Rockwood Specialties Group
4.625% 10/15/20	340,000	348,925
Ryerson
9.00% 10/15/17	340,000	360,825
11.25% 10/15/18	145,000	154,425
Samarco Mineracao 144A
5.75% 10/24/23#	620,000	615,350

(continues) NQ-OPTFI [12/13] 2/14 (12134) 7

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Taminco Global Chemical 144A
9.75% 3/31/20#		215,000	$245,100
Teck Resources 3.75% 2/1/23		650,000	607,026
TPC Group 144A 8.75% 12/15/20#		325,000	346,938
U.S. Coatings Acquisition 144A
7.375% 5/1/21#		400,000	428,500
Vale Overseas 5.625% 9/15/19		340,000	370,561
Vedanta Resources 144A
6.00% 1/31/19#		585,000	568,913
			37,626,028
Brokerage - 0.42%
Bear Stearns
6.40% 10/2/17		700,000	813,082
7.25% 2/1/18		2,000,000	2,396,906
Jefferies Group
5.125% 1/20/23		585,000	592,772
6.45% 6/8/27		331,000	345,588
6.50% 1/20/43		220,000	218,856
Lazard Group
4.25% 11/14/20		935,000	934,348
6.85% 6/15/17		1,197,000	1,350,673
			6,652,225
Capital Goods - 1.10%
Accudyne Industries 144A
7.75% 12/15/20#		180,000	191,700
Allegion U.S. Holding 144A
5.75% 10/1/21#		545,000	569,525
Ball
4.00% 11/15/23		710,000	639,000
5.00% 3/15/22		330,000	328,350
Berry Plastics 9.75% 1/15/21		485,000	563,813
Beverage Packaging Holdings
Luxembourg II 144A
5.625% 12/15/16#		180,000	184,050
BOE Merger 144A PIK 9.50%
11/1/17#❆		25,000	26,688
Cemex
144A 4.999% 10/15/18#•		415,000	432,015
144A 9.50% 6/15/18#		450,000	513,000
Cemex Espana Luxembourg 144A
9.25% 5/12/20#		815,000	898,538
Consolidated Container 144A
10.125% 7/15/20#		305,000	326,350
Crane
2.75% 12/15/18		495,000	493,152
4.45% 12/15/23		455,000	450,634
Crown Americas 4.50% 1/15/23		195,000	183,300
Cummins 3.65% 10/1/23		1,145,000	1,131,914
Flowserve 4.00% 11/15/23		610,000	594,377
Ingersoll-Rand Global Holding
144A 2.875% 1/15/19#		640,000	631,535
144A 4.25% 6/15/23#		2,165,000	2,118,645
Milacron 144A 7.75% 2/15/21#		375,000	395,625
Plastipak Holdings 144A
6.50% 10/1/21#		400,000	416,000
Reynolds Group Issuer
5.75% 10/15/20		195,000	199,875
8.25% 2/15/21		1,445,000	1,549,763
9.00% 4/15/19		1,000,000	1,077,500
Rock-Tenn 4.00% 3/1/23		945,000	904,266
Sealed Air 144A 6.50% 12/1/20#		560,000	604,800
TransDigm 7.50% 7/15/21		365,000	394,200
URS
144A 3.85% 4/1/17#		145,000	147,827
144A 5.00% 4/1/22#		520,000	513,031
Votorantim Cimentos 144A
7.25% 4/5/41#		1,180,000	1,126,900
			17,606,373
Communications - 4.16%
AMC Networks 4.75% 12/15/22		450,000	430,875
America Movil 5.00% 3/30/20		720,000	783,405
AT&T
2.375% 11/27/18		470,000	470,945
4.30% 12/15/42		670,000	570,506
Bell Canada 3.35% 3/22/23	CAD	1,138,000	994,034
Brasil Telecom 144A 5.75% 2/10/22#		520,000	483,600
CC Holdings GS V 3.849% 4/15/23		450,000	422,054
CCO Holdings
5.25% 9/30/22		410,000	384,888
7.375% 6/1/20		165,000	179,438
CenturyLink
5.80% 3/15/22		1,160,000	1,151,300
6.75% 12/1/23		370,000	376,475
Cequel Communications Holdings I
144A 6.375% 9/15/20#		465,000	478,950
Clear Channel Worldwide Holdings
7.625% 3/15/20		560,000	590,994
Columbus International 144A
11.50% 11/20/14#		1,235,000	1,336,888
Comcast 5.70% 5/15/18		1,000,000	1,149,380
Cox Communications 144A
3.25% 12/15/22#		1,935,000	1,754,279
Crown Castle Towers 144A
4.883% 8/15/20#		2,090,000	2,195,785
CSC Holdings 6.75% 11/15/21		370,000	400,525
Deutsche Telekom International
Finance 4.25% 7/13/22	EUR	850,000	1,302,185
Digicel 144A 8.25% 9/1/17#		150,000	156,750
Digicel Group
144A 8.25% 9/30/20#		1,095,000	1,140,169
144A 10.50% 4/15/18#		505,000	542,875
DigitalGlobe 144A 5.25% 2/1/21#		445,000	436,100
DISH DBS
5.00% 3/15/23		445,000	417,188

8 NQ-OPTFI [12/13] 2/14 (12134)

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Communications (continued)
DISH DBS
5.875% 7/15/22		375,000	$376,875
7.125% 2/1/16		200,000	222,000
7.875% 9/1/19		178,000	204,255
ENTEL Chile 144A 4.875% 10/30/24#		465,000	455,402
Gray Television 7.50% 10/1/20		495,000	528,413
Hughes Satellite Systems
7.625% 6/15/21		300,000	336,000
Intelsat Jackson Holdings 144A
5.50% 8/1/23#		445,000	424,975
Intelsat Luxembourg
144A 7.75% 6/1/21#		655,000	704,944
144A 8.125% 6/1/23#		880,000	947,100
Interpublic Group 2.25% 11/15/17		15,000	14,802
Lamar Media 5.00% 5/1/23		445,000	424,975
Level 3 Communications
11.875% 2/1/19		260,000	300,300
Level 3 Financing
144A 6.125% 1/15/21#		745,000	754,313
7.00% 6/1/20		315,000	335,475
MDC Partners 144A 6.75% 4/1/20#		470,000	494,088
MetroPCS Wireless 6.625% 11/15/20		220,000	234,025
Millicom International Cellular 144A
6.625% 10/15/21#		685,000	712,058
MTS International Funding 144A
8.625% 6/22/20#		635,000	752,475
Myriad International Holdings
144A 6.00% 7/18/20#		200,000	215,000
144A 6.375% 7/28/17#		965,000	1,082,006
Nara Cable Funding 144A
8.875% 12/1/18#		560,000	604,800
Nielsen Finance 4.50% 10/1/20		220,000	215,050
Nielsen Luxembourg 144A
5.50% 10/1/21#		250,000	254,375
Omnicom Group 3.625% 5/1/22		465,000	451,104
Qtel International Finance 144A
3.25% 2/21/23#		720,000	646,460
Qwest 6.75% 12/1/21		620,000	679,928
SBA Tower Trust 144A
2.24% 4/16/18#		735,000	724,631
SES 144A 3.60% 4/4/23#		3,155,000	2,958,396
Sinclair Television Group
5.375% 4/1/21		435,000	430,650
6.125% 10/1/22		165,000	167,475
Sirius XM Radio 144A
4.625% 5/15/23#		450,000	408,375
Sprint
144A 7.125% 6/15/24#		2,260,000	2,299,550
144A 7.25% 9/15/21#		175,000	188,563
144A 7.875% 9/15/23#		135,000	145,463
Sprint Capital 6.90% 5/1/19		375,000	411,563
Sprint Nextel 6.00% 12/1/16		225,000	246,094
TBG Global PTE 144A
4.625% 4/3/18#		400,000	388,000
Telefonica Chile 144A
3.875% 10/12/22#		980,000	900,385
Telefonica Emisiones
3.192% 4/27/18		860,000	876,718
4.57% 4/27/23		1,085,000	1,071,913
5.289% 12/9/22	GBP	200,000	343,807
Telemar Norte Leste 144A
5.50% 10/23/20#		838,000	800,290
Telesat Canada 144A
6.00% 5/15/17#		300,000	313,125
Thomson Reuters 4.30% 11/23/23		860,000	865,427
Time Warner Cable
5.85% 5/1/17		465,000	507,560
6.75% 7/1/18		1,500,000	1,683,803
8.25% 4/1/19		1,140,000	1,336,966
T-Mobile USA
6.125% 1/15/22		590,000	601,800
6.50% 1/15/24		400,000	406,000
6.836% 4/28/23		740,000	770,525
Univision Communications
144A 5.125% 5/15/23#		680,000	682,550
144A 6.75% 9/15/22#		525,000	577,500
UPC Holding 144A 9.875% 4/15/18#		220,000	236,500
UPCB Finance III 144A
6.625% 7/1/20#		700,000	747,250
Verizon Communications
1.773% 9/15/16•		1,900,000	1,958,727
1.993% 9/14/18•		400,000	421,072
2.50% 9/15/16		200,000	206,942
3.65% 9/14/18		1,400,000	1,483,591
4.50% 9/15/20		800,000	857,695
5.15% 9/15/23		2,940,000	3,162,717
6.40% 9/15/33		835,000	963,176
VimpelCom 144A 7.748% 2/2/21#		620,000	675,025
Virgin Media Finance
144A 6.375% 4/15/23#		595,000	608,388
8.375% 10/15/19		184,000	201,480
Virgin Media Secured Finance
6.50% 1/15/18		2,670,000	2,773,463
Wind Acquisition Finance
144A 7.25% 2/15/18#		200,000	211,500
144A 11.75% 7/15/17#		245,000	260,925
Windstream
7.50% 4/1/23		120,000	121,200
7.75% 10/1/21		225,000	239,625
Zayo Group
8.125% 1/1/20		355,000	390,500
10.125% 7/1/20		385,000	445,638
			66,593,329

(continues) NQ-OPTFI [12/13] 2/14 (12134) 9

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical - 2.98%
Algeco Scotsman Global Finance
144A 8.50% 10/15/18#	1,150,000	$1,250,625
144A 10.75% 10/15/19#	685,000	726,100
Amazon.com 2.50% 11/29/22	2,235,000	2,018,636
American Axle & Manufacturing
6.25% 3/15/21	445,000	475,038
Ameristar Casinos 7.50% 4/15/21	455,000	495,950
Chassix 144A 9.25% 8/1/18#	75,000	80,250
Chinos Intermediate Holdings 144A
PIK 7.75% 5/1/19#❆	400,000	410,000
Chrysler Group 8.25% 6/15/21	1,265,000	1,445,263
CVS Caremark 4.00% 12/5/23	2,025,000	2,024,822
Daimler Finance North America 144A
2.25% 7/31/19#	1,045,000	1,025,530
Dave & Buster’s 11.00% 6/1/18	185,000	203,731
Delphi
5.00% 2/15/23	195,000	201,581
6.125% 5/15/21	545,000	606,994
eBay 4.00% 7/15/42	1,030,000	875,726
Ford Motor 7.45% 7/16/31	745,000	914,781
Ford Motor Credit
3.875% 1/15/15	2,200,000	2,270,657
5.875% 8/2/21	1,200,000	1,362,564
7.00% 4/15/15	1,100,000	1,185,379
8.00% 6/1/14	300,000	309,190
8.70% 10/1/14	4,100,000	4,346,508
12.00% 5/15/15	360,000	413,426
General Motors 144A
3.50% 10/2/18#	740,000	760,350
Hanesbrands 6.375% 12/15/20	425,000	466,438
Historic TW 6.875% 6/15/18	2,200,000	2,618,141
Home Depot 3.75% 2/15/24	725,000	723,125
Host Hotels & Resorts
3.75% 10/15/23	1,320,000	1,226,337
4.75% 3/1/23	910,000	917,836
5.25% 3/15/22	320,000	334,130
5.875% 6/15/19	325,000	352,831
Hyundai Capital America 144A
2.125% 10/2/17#	615,000	611,342
International Game Technology
5.35% 10/15/23	1,665,000	1,717,451
Jaguar Land Rover 144A
5.625% 2/1/23#	245,000	246,225
JBS Investments 144A
7.75% 10/28/20#	910,000	923,650
Landry’s 144A 9.375% 5/1/20#	555,000	607,725
Levi Strauss
6.875% 5/1/22	375,000	414,375
7.625% 5/15/20	130,000	143,325
LKQ 144A 4.75% 5/15/23#	200,000	186,500
M/I Homes 8.625% 11/15/18	585,000	636,188
Marriott International
3.375% 10/15/20	650,000	644,666
Meritor 6.75% 6/15/21	230,000	235,750
MGM Resorts International
6.75% 10/1/20	425,000	455,813
7.75% 3/15/22	95,000	106,638
11.375% 3/1/18	594,000	757,350
QVC 4.375% 3/15/23	2,020,000	1,892,088
Rite Aid 9.25% 3/15/20	355,000	409,138
SACI Falabella 144A 3.75% 4/30/23#	715,000	649,605
Sally Holdings 5.75% 6/1/22	360,000	376,200
Standard Pacific 10.75% 9/15/16	278,000	336,380
Tenedora Nemak 144A
5.50% 2/28/23#	640,000	628,800
Tomkins 9.00% 10/1/18	121,000	133,100
TRW Automotive
144A 4.45% 12/1/23#	625,000	607,813
144A 4.50% 3/1/21#	405,000	411,075
Viacom 5.85% 9/1/43	1,870,000	1,972,822
William Carter 144A 5.25% 8/15/21#	225,000	229,500
Wok Acquisition 144A
10.25% 6/30/20#	150,000	163,688
Wyndham Worldwide
4.25% 3/1/22	350,000	342,172
5.625% 3/1/21	495,000	529,338
Wynn Las Vegas
144A 4.25% 5/30/23#	280,000	262,850
5.375% 3/15/22	230,000	233,450
Yum Brands 3.875% 11/1/23	880,000	852,932
		47,759,888
Consumer Non-Cyclical - 3.24%
Accellent 8.375% 2/1/17	210,000	220,500
Air Medical Group Holdings
9.25% 11/1/18	363,000	393,855
Alere 7.25% 7/1/18	140,000	154,525
Altria Group 9.70% 11/10/18	222,000	292,091
Anadolu Efes Biracilik Ve Malt Sanayii
144A 3.375% 11/1/22#	355,000	284,000
Anheuser-Busch InBev Worldwide
0.788% 1/27/14•	3,800,000	3,801,482
5.375% 1/15/20	1,000,000	1,149,158
ARAMARK 144A 5.75% 3/15/20#	505,000	530,250
Avis Budget Car Rental 5.50% 4/1/23	840,000	817,950
BFF International 144A
7.25% 1/28/20#	380,000	421,800
Biomet
6.50% 8/1/20	285,000	300,675
6.50% 10/1/20	660,000	683,100
Boston Scientific
2.65% 10/1/18	525,000	529,159
6.00% 1/15/20	1,665,000	1,913,928
BRF 144A 5.875% 6/6/22#	685,000	685,343
CareFusion 6.375% 8/1/19	2,230,000	2,526,744
Celgene
3.25% 8/15/22	925,000	877,373

10 NQ-OPTFI [12/13] 2/14 (12134)

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Celgene
3.95% 10/15/20		925,000	$959,486
Coca-Cola Femsa 2.375% 11/26/18		576,000	573,185
Coca-Cola Icecek 144A
4.75% 10/1/18#		710,000	723,966
Community Health Systems
8.00% 11/15/19		220,000	239,800
Constellation Brands
3.75% 5/1/21		80,000	75,400
6.00% 5/1/22		445,000	477,263
Cosan Luxembourg 144A
5.00% 3/14/23#		930,000	810,309
Del Monte 7.625% 2/15/19		655,000	682,019
ENA Norte Trust 144A
4.95% 4/25/23#		565,866	549,651
ESAL 144A 6.25% 2/5/23#		910,000	821,275
Fomento Economico Mexicano
4.375% 5/10/43		910,000	755,358
Fresenius Medical Care US Finance II
144A 5.875% 1/31/22#		385,000	408,100
H&E Equipment Services
7.00% 9/1/22		500,000	547,500
HCA
7.50% 2/15/22		450,000	495,000
7.875% 2/15/20		900,000	968,625
8.50% 4/15/19		500,000	531,250
HCA Holdings
6.25% 2/15/21		570,000	597,788
7.75% 5/15/21		665,000	728,175
Jarden
6.125% 11/15/22		295,000	317,125
7.50% 1/15/20		30,000	32,550
Kinetic Concepts 10.50% 11/1/18		310,000	358,050
Korea Expressway 144A
1.875% 10/22/17#		720,000	707,201
Kroger 3.30% 1/15/21		1,320,000	1,313,342
Laboratory Corp. of America Holdings
2.20% 8/23/17		770,000	773,183
LifePoint Hospitals 144A
5.50% 12/1/21#		660,000	664,125
MultiPlan 144A 9.875% 9/1/18#		600,000	663,000
Mylan
144A 3.125% 1/15/23#		470,000	427,340
144A 6.00% 11/15/18#		160,000	170,532
NBTY 9.00% 10/1/18		240,000	264,300
Par Pharmaceutical 7.375% 10/15/20		375,000	389,531
Pernod-Ricard 144A 5.75% 4/7/21#		2,600,000	2,870,184
Pfizer 5.35% 3/15/15		4,100,000	4,333,552
Prestige Brands 144A
5.375% 12/15/21#		505,000	512,575
Radnet Management
10.375% 4/1/18		235,000	235,588
Red de Carreteras de Occidente 144A
9.00% 6/10/28#	MXN	3,440,000	238,512
SABMiller Holdings 144A
2.45% 1/15/17#		200,000	204,947
Salix Pharmaceuticals 144A
6.00% 1/15/21#		525,000	539,438
Scotts Miracle-Gro 6.625% 12/15/20		215,000	232,738
Service Corporation International
144A 5.375% 1/15/22#		385,000	391,738
Smithfield Foods 6.625% 8/15/22		400,000	426,000
Spectrum Brands Escrow 144A
6.375% 11/15/20#		405,000	433,350
Tenet Healthcare
144A 6.00% 10/1/20#		778,000	813,496
8.00% 8/1/20		145,000	157,869
Thermo Fisher Scientific 4.15% 2/1/24		615,000	610,400
United Rentals North America
6.125% 6/15/23		340,000	346,800
10.25% 11/15/19		398,000	451,183
Valeant Pharmaceuticals International
144A 5.625% 12/1/21#		110,000	110,825
144A 6.375% 10/15/20#		425,000	449,969
144A 7.00% 10/1/20#		70,000	75,775
Want Want China Finance 144A
1.875% 5/14/18#		475,000	453,610
Yale University 2.90% 10/15/14		597,000	608,901
Zimmer Holdings
3.375% 11/30/21		1,290,000	1,237,395
4.625% 11/30/19		1,270,000	1,385,176
Zoetis 3.25% 2/1/23		2,335,000	2,189,018
			51,915,401
Energy - 3.39%
BP Capital Markets
3.625% 5/8/14		500,000	505,537
4.75% 3/10/19		160,000	178,549
Bristow Group 6.25% 10/15/22		450,000	476,753
Cameron International
4.00% 12/15/23		335,000	331,720
Chaparral Energy 7.625% 11/15/22		90,000	96,750
Chesapeake Energy
5.375% 6/15/21		65,000	67,600
5.75% 3/15/23		1,900,000	1,966,500
CNOOC Curtis Funding 144A
4.50% 10/3/23#		500,000	497,210
CNOOC Finance 2012 144A
3.875% 5/2/22#		6,055,000	5,842,887
Comstock Resources 7.75% 4/1/19		240,000	256,200
Continental Resources 4.50% 4/15/23		1,575,000	1,598,625
Drill Rigs Holdings 144A
6.50% 10/1/17#		225,000	244,125
Ecopetrol 7.625% 7/23/19		912,000	1,085,280
Energy Transfer Partners
5.95% 10/1/43		1,285,000	1,308,190

(continues) NQ-OPTFI [12/13] 2/14 (12134) 11

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Energy XXI Gulf Coast 144A
7.50% 12/15/21#		475,000	$497,563
Exterran Partners 144A
6.00% 4/1/21#		140,000	139,650
Forest Oil 7.25% 6/15/19		105,000	102,769
Gazprom
144A 3.85% 2/6/20#		715,000	693,550
10.50% 3/25/14		500,000	512,375
Gazprom Neft
144A 4.375% 9/19/22#		940,000	865,975
144A 6.00% 11/27/23#		370,000	377,400
Halcon Resources 8.875% 5/15/21		450,000	456,750
Hercules Offshore 144A
8.75% 7/15/21#		105,000	117,600
KazMunayGas National 144A
9.125% 7/2/18#		820,000	997,325
Key Energy Services 6.75% 3/1/21		375,000	386,250
Laredo Petroleum 7.375% 5/1/22		435,000	474,150
Linn Energy
6.50% 5/15/19		120,000	123,000
144A 7.00% 11/1/19#		175,000	177,625
8.625% 4/15/20		180,000	195,300
Lukoil International Finance
6.125% 11/9/20		1,225,000	1,333,413
MarkWest Energy Partners
5.50% 2/15/23		150,000	151,875
Midstates Petroleum 9.25% 6/1/21		480,000	504,000
Murphy Oil U.S.A. 144A
6.00% 8/15/23#		465,000	469,650
Newfield Exploration 5.625% 7/1/24		855,000	855,000
Northern Oil & Gas 8.00% 6/1/20		185,000	194,713
Oasis Petroleum 144A
6.875% 3/15/22#		560,000	596,400
ONGC Videsh 2.50% 5/7/18		820,000	774,605
Pacific Rubiales Energy
144A 5.375% 1/26/19#		645,000	651,450
144A 7.25% 12/12/21#		650,000	692,250
PDC Energy 7.75% 10/15/22		135,000	146,475
Pertamina Persero
144A 4.30% 5/20/23#		200,000	175,000
144A 4.875% 5/3/22#		845,000	777,400
Petrobras Global Finance
3.00% 1/15/19		1,023,000	959,914
Petrobras International Finance
5.375% 1/27/21		1,186,000	1,182,902
Petrohawk Energy 7.25% 8/15/18		1,250,000	1,350,625
Petroleos de Venezuela
8.50% 11/2/17		490,000	409,150
Petroleos Mexicanos
3.50% 1/30/23		455,000	418,031
6.50% 6/2/41		390,000	409,500
Plains Exploration & Production
6.50% 11/15/20		790,000	872,846
Pride International 6.875% 8/15/20		2,785,000	3,339,243
PTT Exploration & Production 144A
3.707% 9/16/18#		730,000	742,261
Range Resources 5.75% 6/1/21		135,000	143,775
Regency Energy Partners
4.50% 11/1/23		600,000	549,000
5.50% 4/15/23		240,000	235,200
Rosetta Resources 5.625% 5/1/21		690,000	691,725
Rosneft Finance 6.25% 2/2/15		2,100,000	2,212,875
Samson Investment 144A
10.50% 2/15/20#		740,000	810,300
SandRidge Energy
7.50% 3/15/21		685,000	720,963
8.125% 10/15/22		2,565,000	2,731,725
Sinopec Group Overseas Development
2013 144A 5.375% 10/17/43#		505,000	503,780
Southwestern Energy 7.50% 2/1/18		2,500,000	2,964,473
Statoil
2.90% 11/8/20		605,000	601,969
3.70% 3/1/24		595,000	591,973
Talisman Energy 5.50% 5/15/42		2,030,000	1,918,693
Woodside Finance
144A 8.125% 3/1/14#		340,000	344,214
144A 8.75% 3/1/19#		955,000	1,210,395
YPF 144A 8.875% 12/19/18#		350,000	364,875
			54,175,846
Finance Companies - 2.15%
American Express 7.00% 3/19/18		6,600,000	7,893,323
BM&FBovespa 144A 5.50% 7/16/20#		200,000	211,500
CDP Financial
144A 4.40% 11/25/19#		1,260,000	1,388,890
144A 5.60% 11/25/39#		880,000	987,916
Citicorp Lease Pass-Through Trust
144A 8.04% 12/15/19#t		200,000	237,038
Denali Borrower 144A
5.625% 10/15/20#		1,200,000	1,192,500
E Trade Financial 6.375% 11/15/19		600,000	647,250
FTI Consulting 6.75% 10/1/20		440,000	477,400
GE Capital Canada Funding
2.42% 5/31/18	CAD	65,000	60,543
General Electric Capital
144A 3.80% 6/18/19#		345,000	361,792
4.208% 12/6/21	SEK	1,000,000	159,493
4.375% 9/16/20		1,215,000	1,318,726
5.25% 6/29/49•		200,000	188,500
6.00% 8/7/19		1,495,000	1,756,226
6.25% 12/29/49•		1,200,000	1,244,135
7.125% 12/29/49•		500,000	559,651
International Lease Finance
4.875% 4/1/15		200,000	207,750
5.65% 6/1/14		800,000	816,000
5.875% 4/1/19		295,000	315,650

12 NQ-OPTFI [12/13] 2/14 (12134)

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
International Lease Finance
6.25% 5/15/19	615,000	$668,813
144A 6.75% 9/1/16#	640,000	716,800
144A 7.125% 9/1/18#	100,000	116,250
8.25% 12/15/20	200,000	234,500
8.625% 9/15/15	1,000,000	1,113,750
8.75% 3/15/17	525,000	620,813
Invesco Finance 4.00% 1/30/24	375,000	372,457
IPIC GMTN 144A 5.50% 3/1/22#	411,000	450,045
Nuveen Investments 144A
9.50% 10/15/20#	880,000	886,600
PHH 7.375% 9/1/19	300,000	321,750
SLM
5.375% 5/15/14	1,400,000	1,426,250
6.00% 1/25/17	700,000	760,375
6.25% 1/25/16	2,200,000	2,384,250
7.25% 1/25/22	200,000	212,500
8.45% 6/15/18	1,000,000	1,168,750
SSIF Nevada 144A
0.944% 4/14/14#•	900,000	901,611
Temasek Financial I 144A
2.375% 1/23/23#	560,000	505,313
Waha Aerospace 3.925% 7/28/20	1,470,000	1,549,013
		34,434,123
Insurance - 1.43%
Allstate 5.75% 8/15/53•	910,000	918,531
American International Group
6.40% 12/15/20	550,000	650,956
8.175% 5/15/58•	795,000	965,925
8.25% 8/15/18	2,820,000	3,534,489
Berkshire Hathaway Finance
2.90% 10/15/20	885,000	878,986
Chubb 6.375% 3/29/67•	820,000	891,750
Five Corners Funding Trust 144A
4.419% 11/15/23#	835,000	824,707
Highmark
144A 4.75% 5/15/21#	445,000	419,041
144A 6.125% 5/15/41#	160,000	143,563
Hockey Merger Sub 2 144A
7.875% 10/1/21#	380,000	392,350
ING U.S. 5.65% 5/15/53•	920,000	894,930
Liberty Mutual Group
144A 4.25% 6/15/23#	1,605,000	1,552,651
144A 4.95% 5/1/22#	320,000	331,447
144A 6.50% 5/1/42#	240,000	264,282
144A 7.00% 3/15/37#•	180,000	186,300
MetLife Capital Trust IV 144A
7.875% 12/15/37#	300,000	345,750
MetLife Capital Trust X 144A
9.25% 4/8/38#	1,100,000	1,419,000
Metropolitan Life Global Funding I
144A 3.00% 1/10/23#	2,995,000	2,795,848
Onex USI Acquisition 144A
7.75% 1/15/21#	75,000	77,063
Prudential Financial
3.875% 1/14/15	310,000	320,549
4.50% 11/15/20	275,000	295,455
5.625% 6/15/43•	440,000	433,400
5.875% 9/15/42•	555,000	566,794
6.00% 12/1/17	580,000	667,532
Stone Street Trust 144A
5.902% 12/15/15#@	2,300,000	2,466,244
XL Group 6.50% 12/29/49•	710,000	702,013
		22,939,556
Natural Gas - 1.33%
AmeriGas Finance
6.75% 5/20/20	120,000	131,700
7.00% 5/20/22	285,000	310,650
AmeriGas Partners 6.50% 5/20/21	112,000	120,120
El Paso Pipeline Partners Operating
6.50% 4/1/20	1,448,000	1,670,151
Enbridge Energy Partners
8.05% 10/1/37•	1,365,000	1,512,225
Energy Transfer Partners
3.60% 2/1/23	1,465,000	1,359,223
6.50% 2/1/42	300,000	323,497
9.70% 3/15/19	694,000	899,523
Enterprise Products Operating
7.034% 1/15/68•	1,645,000	1,819,332
9.75% 1/31/14	1,085,000	1,092,611
Kinder Morgan Energy Partners
3.50% 9/1/23	325,000	299,009
5.95% 2/15/18	1,000,000	1,137,445
9.00% 2/1/19	1,280,000	1,628,021
Korea Gas 144A 2.875% 7/29/18#	790,000	797,667
Nisource Finance 5.80% 2/1/42	545,000	568,845
Plains All American Pipeline
8.75% 5/1/19	1,160,000	1,485,350
Ras Laffan Liquefied Natural Gas II
5.298% 9/30/20@	2,130,600	2,295,722
Rockies Express Pipeline 144A
6.85% 7/15/18#	500,000	488,750
Suburban Propane Partners
7.375% 8/1/21	125,000	136,875
TransCanada PipeLines
6.35% 5/15/67•	1,920,000	1,973,731
Williams Partners 7.25% 2/1/17	1,010,000	1,165,491
		21,215,938
Real Estate - 1.51%
Alexandria Real Estate Equities
3.90% 6/15/23	335,000	312,768
4.60% 4/1/22	1,080,000	1,088,553
AMB Property 4.00% 1/15/18	300,000	318,260

(continues) NQ-OPTFI [12/13] 2/14 (12134) 13

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
American Tower Trust I
144A 1.551% 3/15/43#	425,000	$415,395
144A 3.07% 3/15/23#	970,000	911,023
CBL & Associates 5.25% 12/1/23	665,000	665,388
Corporate Office Properties
3.60% 5/15/23	690,000	626,593
5.25% 2/15/24	670,000	681,848
Corrections Corp of America
4.625% 5/1/23	418,000	396,055
CubeSmart 4.375% 12/15/23	340,000	332,858
DDR
4.625% 7/15/22	295,000	301,408
4.75% 4/15/18	350,000	377,926
7.50% 4/1/17	640,000	746,475
7.875% 9/1/20	731,000	904,273
Digital Realty Trust
5.25% 3/15/21	1,445,000	1,476,956
5.875% 2/1/20	425,000	452,717
Duke Realty 3.625% 4/15/23	675,000	624,208
HCP 5.375% 2/1/21	2,300,000	2,507,327
Liberty Property 4.40% 2/15/24	735,000	723,158
Mid-America Apartments
4.30% 10/15/23	475,000	462,724
National Retail Properties
3.30% 4/15/23	1,880,000	1,710,153
3.80% 10/15/22	160,000	152,715
Prologis 3.35% 2/1/21	495,000	481,455
Qatari Diar Finance
3.50% 7/21/15	2,100,000	2,186,100
5.00% 7/21/20	500,000	550,000
Regency Centers
4.80% 4/15/21	420,000	440,192
5.875% 6/15/17	285,000	317,990
UDR
3.70% 10/1/20	365,000	367,491
4.625% 1/10/22	1,015,000	1,044,686
WEA Finance 144A 4.625% 5/10/21#	785,000	829,744
Weingarten Realty Investors
3.50% 4/15/23	740,000	681,621
4.45% 1/15/24	315,000	309,153
Weyerhaeuser 4.625% 9/15/23	750,000	762,528
		24,159,741
Technology - 1.82%
Activision Blizzard 144A
6.125% 9/15/23#	755,000	788,975
Altera 2.50% 11/15/18	880,000	873,545
Apple 2.40% 5/3/23	3,515,000	3,167,219
Avaya 144A 7.00% 4/1/19#	250,000	246,250
Baidu 3.25% 8/6/18	1,295,000	1,312,221
BMC Software Finance 144A
8.125% 7/15/21#	1,875,000	1,940,625
Broadridge Financial Solutions
3.95% 9/1/20	695,000	701,224
EMC 2.65% 6/1/20	250,000	245,203
Equinix
4.875% 4/1/20	275,000	275,000
5.375% 4/1/23	493,000	484,373
Fidelity National Information Services
3.50% 4/15/23	1,640,000	1,497,783
First Data
11.25% 3/31/16	135,000	135,675
144A 11.25% 1/15/21#	1,495,000	1,657,581
144A 11.75% 8/15/21#	190,000	201,400
Freescale Semiconductor 144A
6.00% 1/15/22#	245,000	248,675
GXS Worldwide 9.75% 6/15/15	834,000	863,190
Infor U.S. 9.375% 4/1/19	170,000	192,100
Jabil Circuit 7.75% 7/15/16	92,000	105,110
Maxim Integrated Products
2.50% 11/15/18	825,000	818,960
Microsoft 2.125% 11/15/22	1,915,000	1,733,433
National Semiconductor
6.60% 6/15/17	1,530,000	1,789,451
NCR Escrow 144A 6.375% 12/15/23#	455,000	466,944
NetApp
2.00% 12/15/17	520,000	517,819
3.25% 12/15/22	745,000	672,350
NXP Funding
144A 3.75% 6/1/18#	230,000	232,875
144A 5.75% 3/15/23#	270,000	275,400
Samsung Electronics America 144A
1.75% 4/10/17#	745,000	740,814
Seagate HDD Cayman
144A 3.75% 11/15/18#	640,000	648,800
144A 4.75% 6/1/23#	255,000	239,700
Symantec 4.20% 9/15/20	2,645,000	2,686,460
Total System Services 2.375% 6/1/18	1,770,000	1,723,792
VeriSign 4.625% 5/1/23	240,000	230,400
Xerox 6.35% 5/15/18	1,220,000	1,395,662
		29,109,009
Transportation - 0.79%
American Airlines 2011-1 Class A Pass
Through Trust 5.25% 1/31/21t	513,806	543,350
Brambles USA
144A 3.95% 4/1/15#	395,000	408,577
144A 5.35% 4/1/20#	320,000	346,753
Burlington Northern Santa Fe
5.15% 9/1/43	1,300,000	1,325,656
Continental Airlines 2009-2 Class A
Pass Through Trust 7.25%
11/10/19t	743,469	851,272
Delta Air Lines Class A Pass Through
Trust
6.20% 7/2/18t	379,169	422,774
6.821% 8/10/22t	336,375	379,263

14 NQ-OPTFI [12/13] 2/14 (12134)

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Transportation (continued)
Doric Nimrod Air Finance Alpha
2012-1 Class A Pass Through Trust
144A 5.125% 11/30/24#t		375,439	$381,070
DP World 144A 6.85% 7/2/37#		610,000	602,375
DP World Sukuk 144A 6.25% 7/2/17#		690,000	760,725
ERAC USA Finance 144A
5.25% 10/1/20#		1,470,000	1,618,566
Norfolk Southern
3.85% 1/15/24		150,000	147,643
4.80% 8/15/43		600,000	583,344
Penske Truck Leasing 144A
3.75% 5/11/17#		200,000	210,560
RZD Capital 5.739% 4/3/17		1,000,000	1,086,250
UAL Pass Through Trust
9.75% 1/15/17t		197,662	227,312
10.40% 11/1/16t		231,272	262,494
United Parcel Service 5.125% 4/1/19		2,210,000	2,516,578
			12,674,562
Utilities - 3.45%
AES
4.875% 5/15/23		380,000	357,200
7.375% 7/1/21		449,000	508,493
8.00% 6/1/20		203,000	238,525
AES Gener 144A
8.375% 12/18/73#•		676,000	706,420
Ameren Illinois 9.75% 11/15/18		2,110,000	2,790,684
American Transmission Systems 144A
5.25% 1/15/22#		1,885,000	1,988,396
American Water Capital
3.85% 3/1/24		1,175,000	1,163,244
Appalachian Power 7.95% 1/15/20		1,000,000	1,244,390
Calpine 144A 6.00% 1/15/22#		850,000	875,500
CenterPoint Energy 5.95% 2/1/17		845,000	948,142
Cleveland Electric Illuminating
5.50% 8/15/24		515,000	556,673
CMS Energy 6.25% 2/1/20		635,000	735,079
ComEd Financing III 6.35% 3/15/33		680,000	666,400
Comision Federal de Electricidad 144A
4.875% 1/15/24#		575,000	572,125
Duquesne Light Holdings
5.50% 8/15/15		756,000	807,141
Electricite de France 144A
5.25% 1/29/49#•		1,025,000	1,021,183
Elwood Energy 8.159% 7/5/26		231,133	249,046
Enel 144A 8.75% 9/24/73#•		795,000	867,438
Entergy 3.625% 9/15/15		215,000	221,870
Entergy Arkansas 3.75% 2/15/21		200,000	204,631
Entergy Louisiana 4.05% 9/1/23		1,555,000	1,582,239
Eskom Holdings 144A 6.75% 8/6/23#		635,000	652,463
Exelon Generation 4.25% 6/15/22		2,255,000	2,164,965
FPL Group Capital
6.35% 10/1/66•		1,740,000	1,741,081
6.65% 6/15/67•		135,000	137,805
GenOn Americas Generation
8.50% 10/1/21		190,000	200,925
GenOn Energy 9.875% 10/15/20		460,000	512,900
Great Plains Energy
4.85% 6/1/21		610,000	643,721
5.292% 6/15/22ϕ		1,275,000	1,370,263
Integrys Energy Group
6.11% 12/1/66•		1,200,000	1,206,794
Ipalco Enterprises 5.00% 5/1/18		405,000	426,263
Jersey Central Power & Light
7.35% 2/1/19		1,000,000	1,182,184
LG&E & KU Energy
3.75% 11/15/20		1,010,000	1,023,365
4.375% 10/1/21		1,555,000	1,601,704
Majapahit Holding BV 144A
7.75% 1/20/20#		400,000	441,000
MidAmerican Energy Holdings 144A
3.75% 11/15/23#		1,235,000	1,206,943
Narragansett Electric 144A
4.17% 12/10/42#		490,000	430,175
National Rural Utilities Cooperative
Finance 4.75% 4/30/43•		1,055,000	985,106
NextEra Energy Capital Holdings
3.625% 6/15/23		490,000	460,499
Nisource Finance 6.125% 3/1/22		2,115,000	2,348,843
NRG Energy 7.875% 5/15/21		180,000	200,250
NV Energy 6.25% 11/15/20		1,135,000	1,321,730
Pedernales Electric Cooperative 144A
6.202% 11/15/32#		620,000	654,088
Pennsylvania Electric 5.20% 4/1/20		1,180,000	1,265,521
PPL Capital Funding 6.70% 3/30/67•		440,000	444,720
Public Service of New Hampshire
3.50% 11/1/23		635,000	623,023
Public Service Oklahoma
5.15% 12/1/19		1,300,000	1,442,072
Puget Energy
6.00% 9/1/21		340,000	380,810
6.50% 12/15/20		3,800,000	4,329,914
Puget Sound Energy 6.974% 6/1/67•		1,295,000	1,333,310
SCANA 4.125% 2/1/22		810,000	787,949
Southwestern Electric Power
6.45% 1/15/19		690,000	793,095
Tokyo Electric Power 4.50% 3/24/14	EUR	1,100,000	1,522,153
TransCanada PipeLines
3.75% 10/16/23		515,000	502,966
Williams Partners 4.50% 11/15/23		1,130,000	1,124,538
Wisconsin Energy 6.25% 5/15/67•		1,480,000	1,527,401
			55,295,358
Total Corporate Bonds
(cost $604,318,490)			614,837,586

(continues) NQ-OPTFI [12/13] 2/14 (12134) 15

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds - 0.88%
Bay Area, California Toll Authority
(Build America Bonds) Series S1
6.918% 4/1/40	800,000	$980,824
7.043% 4/1/50	3,000,000	3,704,040
California Statewide Communities
Development Authority
(Kaiser Permanente)
Series A 5.00% 4/1/42	320,000	314,976
California Various Purpose (Build
America Bond)
7.30% 10/1/39	200,000	252,336
Fairfax County, Virginia
Series B 5.00% 4/1/24	370,000	437,917
Georgia
Series D 5.00% 2/1/23	535,000	636,356
Golden State, California Tobacco
Securitization Corporation
Settlement Revenue (Asset-Backed
Senior Notes) Series A-1
5.125% 6/1/47	735,000	499,969
5.75% 6/1/47	805,000	598,268
Los Angeles, California Community
College District Revenue
(Build America Bond)
6.60% 8/1/42	800,000	994,832
Maryland Local Facilities
2nd Series A 5.00% 8/1/21	405,000	481,938
New Jersey Transportation Trust Fund
Series A 5.00% 6/15/42	140,000	141,053
Series AA 5.00% 6/15/44	450,000	450,999
New York City Transitional Finance
Authority Future Tax Secured
Revenue
(Build America Bond)
5.508% 8/1/37	700,000	770,007
(New York City Recovery) Series 13
5.00% 11/1/22	410,000	479,081
New York City Water & Sewer System
(Second Generation) Series BB
5.00% 6/15/47	285,000	291,749
New York City, New York
Series I 5.00% 8/1/22	295,000	337,471
New York State Thruway Authority
Series A 5.00% 5/1/19	415,000	477,229
New York State Urban Development
(Build America Bonds)
5.77% 3/15/39	800,000	876,096
North Carolina
Series C 5.00% 5/1/22	400,000	476,140
Oregon State Taxable Pension
5.892% 6/1/27	65,000	74,710
Prince George’s County, Maryland
Consolidated Public Improvement
Series A 5.00% 3/1/22	200,000	237,710
Texas A&M University Series D
5.00% 5/15/22	85,000	100,258
5.00% 5/15/23	90,000	105,862
Texas Private Activity Bond Surface
Transportation Revenue (Senior
Lien Note Mobility)
6.75% 6/30/43 (AMT)	310,000	324,979
Total Municipal Bonds
(cost $12,870,365)		14,044,800

Non-Agency Asset-Backed Securities - 2.70%
Accredited Mortgage Loan Trust
Series 2006-2 A4
0.425% 9/25/36•	2,000,000	1,457,146
Series 2007-1 A3
0.295% 2/25/37•	3,788,327	3,501,312
Ally Master Owner Trust
Series 2011-1 A1
1.037% 1/15/16•	730,000	730,185
Series 2013-2 A 0.617% 4/15/18•	855,000	853,228
Ameriquest Mortgage Securities
Asset-Backed Pass-Through
Certificates
Series 2005-R5 M2 0.625%
7/25/35t•	1,400,000	1,314,943
Series 2005-R7 M2 0.665%
9/25/35t•	2,000,000	1,716,902
Appalachian Consumer Rate Relief
Funding
Series 2013-1 A1 2.008% 2/1/24	820,000	810,325
Argent Securities Asset-Backed
Pass-Through Certificates
Series 2003-W9 M1 1.20%
1/25/34t•	439,542	419,989
Argent Securities Trust
Series 2006-M1 A2C
0.315% 7/25/36•	1,559,159	622,451
Series 2006-M1 A2D
0.405% 7/25/36•	1,559,159	629,403
Series 2006-W4 A2C
0.325% 5/25/36•	792,814	282,051
Avis Budget Rental Car Funding
AESOP
Series 2011-2A A 144A
2.37% 11/20/14#	465,000	470,240
Bear Stearns Asset-Backed
Securities I Trust
Series 2005-FR1 M2
0.835% 6/25/35•	2,000,000	1,547,418
Series 2007-HE5 1A1
0.255% 6/25/47•	14,234	14,209

16 NQ-OPTFI [12/13] 2/14 (12134)

	Principal	Value
	Amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
California Republic Auto Receivables
Trust
Series 2013-1 A2 144A
1.41% 9/17/18#	412,690	$412,471
Capital One Multi-Asset Execution
Trust
Series 2007-A7 A7 5.75% 7/15/20	685,000	787,005
C-BASS Trust
Series 2006-CB6 A23
0.315% 7/25/36•	134,732	110,319
Centex Home Equity Loan Trust
Series 2002-A AF6 5.54% 1/25/32	9,772	9,757
Citibank Omni Master Trust
Series 2009-A14A A14 144A
2.917% 8/15/18#•	400,000	406,042
Countrywide Asset-Backed Certificates
Series 2004-3 2A
0.565% 8/25/34•	60,609	57,352
Series 2005-AB2 2A3
0.55% 11/25/35•	1,173,705	1,089,791
Series 2006-1 AF6
5.43% 7/25/36•	2,029,797	2,018,002
Series 2006-11 1AF6
5.189% 9/25/46•	891,967	1,037,358
Series 2006-26 2A4
0.385% 6/25/37•	2,000,000	905,102
Series 2007-6 2A4
0.475% 9/25/37•	1,000,000	361,026
Discover Card Execution Note Trust
Series 2012-A1 A1 0.81% 8/15/17	685,000	687,398
Enterprise Fleet Financing
Series 2012-1 A2 144A
1.14% 11/20/17#	159,726	160,058
FRS I
Series 2013-1A A1 144A
1.80% 4/15/43#	219,373	217,653
GE Capital Credit Card Master Note
Trust
Series 2012-2 A 2.22% 1/15/22	365,000	360,996
Golden Credit Card Trust
Series 2012-5A A 144A
0.79% 9/15/17#	360,000	360,280
GreatAmerica Leasing Receivables
Series 2013-1 B 144A
1.44% 5/15/18#	100,000	99,097
GSAMP Trust
Series 2006-HE6 A3
0.315% 8/25/36•	1,866,898	1,205,667
Home Equity Mortgage Loan
Asset-Backed Trust
Series 2007-A 2A3
0.405% 4/25/47•	2,000,000	1,147,436
HSI Asset Securitization Trust
Series 2006-HE1 2A1
0.215% 10/25/36•	45,819	22,911
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35#•	36,700	36,833
Merrill Lynch Mortgage Investors Trust
Series 2006-FF1 M2
0.455% 8/25/36•	2,000,000	1,775,938
Series 2007-MLN1 A2A
0.275% 3/25/37•	1,556,798	1,033,497
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C
0.315% 11/25/36•	7,370,177	4,065,338
New Century Home Equity Loan Trust
Series 2005-1 M2
0.885% 3/25/35•	1,284,335	1,115,258
RAMP Trust
Series 2006-RZ5 A2
0.345% 8/25/46•	944,331	882,931
RASC Trust
Series 2006-EMX1 A2
0.395% 1/25/36•	99,191	98,015
Series 2007-KS3 AI2
0.345% 4/25/37•	2,006,267	1,966,359
SLM Student Loan Trust
Series 2005-4 A2
0.318% 4/26/21•	245,703	245,169
Series 2008-9 A 1.738% 4/25/23•	3,647,672	3,758,314
Soundview Home Loan Trust
Series 2006-WF2 A1
0.295% 12/25/36•	1,395,546	1,321,306
Structured Asset Investment Loan Trust
Series 2003-BC2 M1
1.545% 4/25/33•	272,302	238,924
Trafigura Securitisation Finance
Series 2012-1A A 144A
2.567% 10/15/15#•	500,000	506,406
Trinity Rail Leasing
Series 2012-1A A1 144A
2.266% 1/15/43#	358,009	351,675
Vanderbilt Mortgage Finance
Series 2001-A A4
7.235% 6/7/28•	31,392	31,680
Total Non-Agency Asset-Backed
Securities
(cost $42,371,102)		43,253,166

Non-Agency Collateralized Mortgage Obligations - 3.36%
Alternative Loan Trust
Series 2004-J1 1A1 6.00% 2/25/34	3,299	3,352
Series 2004-J2 7A1
6.00% 12/25/33	5,066	5,062

(continues) NQ-OPTFI [12/13] 2/14 (12134) 17

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

	Principal	Value
	Amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Alternative Loan Trust Resecuritization
Series 2008-2R 3A1
6.00% 8/25/37	2,336,512	$1,768,826
ARM Trust
Series 2004-5 3A1
2.587% 4/25/35•	1,808,519	1,775,976
Series 2005-10 3A31
4.927% 1/25/36•	810,273	739,277
Series 2006-2 1A4
2.716% 5/25/36•	1,398,305	1,180,652
Banc of America Funding Trust
Series 2006-I 1A1
2.398% 12/20/36•	819,487	813,484
Banc of America Mortgage Trust
Series 2003-D 2A1
2.875% 5/25/33•	857,424	845,143
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	41,186	42,623
Series 2005-6 7A1 5.50% 7/25/20	147,443	150,567
Bear Stearns ARM Trust
Series 2003-5 2A1
2.581% 8/25/33•	143,653	144,982
Series 2005-2 A2
2.793% 3/25/35•	268,805	267,972
Series 2005-5 A1 2.21% 8/25/35•	2,631,381	2,632,775
Chase Mortgage Finance Trust
Series 2005-A1 3A1
2.559% 12/25/35•	284,359	256,374
ChaseFlex Trust
Series 2006-1 A4 5.31% 6/25/36•	420,000	359,391
Citicorp Residential Mortgage Trust
Series 2006-3 A4
5.703% 11/25/36	521,682	520,363
Series 2006-3 A5
5.948% 11/25/36	900,000	861,620
Citigroup Mortgage Loan Trust
Series 2004-UST1 A6
3.794% 8/25/34•	34,556	34,353
Countrywide Home Loan Mortgage
Pass-Through Trust
Series 2003-21 A1 2.807%
5/25/33t•	2,848	2,854
Series 2007-4 1A1 6.00%
5/25/37t	2,655,237	2,203,616
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A
5.75% 12/26/35#	3,477,206	2,915,724
Series 2007-1 5A14
6.00% 2/25/37	579,754	491,423
Series 2007-3 4A12 6.585%
4/25/37@•Σ	861,021	131,315
Series 2007-3 4A15
5.50% 4/25/37	382,321	352,438
CSMC Mortgage-Backed Trust
Series 2007-3 4A6
0.415% 4/25/37•	861,021	684,916
Series 2007-5 3A19 6.00%
8/25/37	1,246,172	1,241,510
Series 2007-5 10A2
6.00% 4/25/29	471,055	492,438
Deutsche Mortgage Securities
Re-REMIC Trust Certificates
Series 2005-WF1 1A3 144A
5.23% 6/26/35#•	1,146,892	1,153,280
First Horizon Mortgage Pass-Through
Trust
Series 2005-AR2 2A1 2.555%
6/25/35t•	289,604	269,891
GMACM Mortgage Loan Trust
Series 2006-J1 A1 5.75% 4/25/36	127,842	118,399
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A
7.75% 9/19/27#•	10,090	10,608
GSR Mortgage Loan Trust
Series 2006-AR1 3A1
2.836% 1/25/36•	160,135	138,773
IndyMac INDA Mortgage Loan Trust
Series 2006-AR1 A1
5.223% 8/25/36•	354,362	345,014
JPMorgan Mortgage Trust
Series 2006-A6 2A4L
2.59% 10/25/36•	1,174,143	982,673
Series 2006-A7 2A2
2.53% 1/25/37•	221,864	195,583
Series 2007-A1 6A1
2.719% 7/25/35•	570,692	569,735
Lehman Mortgage Trust
Series 2007-10 2A2
6.50% 1/25/38	3,505,327	3,122,370
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34	4,805	4,846
Series 2004-5 6A1 7.00% 6/25/34	84,797	89,534
MASTR ARM Trust
Series 2003-6 1A2
2.825% 12/25/33•	4,200	4,180
Series 2004-4 4A1
2.401% 5/25/34•	165,169	161,924
Series 2005-6 7A1
5.196% 6/25/35•	91,808	86,163
Series 2006-2 4A1
2.63% 2/25/36•	20,656	19,864
MASTR Asset Securitization Trust
Series 2003-9 2A7
5.50% 10/25/33	88,787	90,461
Merrill Lynch Mortgage Investors Trust
Series MLMI 2004-A1 2A2
2.454% 2/25/34•	11,791	11,752

18 NQ-OPTFI [12/13] 2/14 (12134)

	Principal	Value
	Amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Merrill Lynch Mortgage Investors Trust
Series MLMI 2005-2 1A
1.596% 10/25/35•	220,811	$213,508
Series MLMI 2005-A5 A2
2.521% 6/25/35•	265,445	264,968
Opteum Mortgage Acceptance Trust
Series 2006-1 2A1
5.75% 4/25/36•	2,484,323	2,512,898
RALI Trust
Series 2004-QS2 CB
5.75% 2/25/34	58,755	61,478
RFMSI Trust
Series 2004-S9 1A23
5.50% 12/25/34	4,500,000	4,610,331
Series 2004-S9 2A1
4.75% 12/25/19	275,366	281,045
Sequoia Mortgage Trust
Series 2004-5 A3
0.911% 6/20/34•	473,172	457,594
Series 2007-1 4A1
2.634% 9/20/46•	1,380,079	1,163,539
Structured ARM Loan Trust
Series 2005-22 1A4
2.764% 12/25/35•	1,856,132	1,345,816
Series 2006-1 7A4
5.62% 2/25/36•	1,200,749	952,140
Structured Asset Mortgage
Investments II Trust
Series 2005-AR5 A2
0.416% 7/19/35•	1,338,374	1,280,946
Structured Asset Securities Trust
Series 2005-6 4A1 5.00% 5/25/35	95,671	96,219
Washington Mutual Alternative
Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00%
3/25/35t	67,454	39,534
Series 2005-AR13 A1A1 0.455%
10/25/45t•	6,084,589	5,633,435
Series 2005-AR16 1A3 2.363%
12/25/35t•	1,092,610	996,939
Series 2007-HY1 3A3 4.733%
2/25/37t•	616,845	567,245
Series 2007-HY7 4A1 4.784%
7/25/37t•	1,197,099	1,090,153
Wells Fargo Mortgage-Backed
Securities Trust
Series 2005-18 1A1
5.50% 1/25/36	33,920	32,036
Series 2005-AR16 2A1
2.645% 2/25/34•	298,731	301,119
Series 2006-2 3A1 5.75% 3/25/36	195,578	192,704
Series 2006-3 A1 5.50% 3/25/36	2,659	2,653
Series 2006-3 A11 5.50% 3/25/36	213,653	217,342
Series 2006-6 1A3 5.75% 5/25/36	136,260	127,691
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-AR5 2A1
2.641% 4/25/36•	111,229	102,513
Series 2006-AR11 A6
2.616% 8/25/36•	1,540,018	1,442,483
Series 2006-AR17 A1
2.612% 10/25/36•	935,834	853,560
Series 2007-10 1A36
6.00% 7/25/37	769,262	715,616
Total Non-Agency Collateralized
Mortgage Obligations
(cost $53,942,354)		53,849,581

Regional Bond - 0.01%Δ
Argentina - 0.01%
Provincia de Buenos Aires 144A
10.875% 1/26/21#	150,000	132,375
Total Regional Bond
(cost $134,758)		132,375

Senior Secured Loans - 4.22%«
ABC Supply Tranche B 1st Lien
3.50% 4/5/20	234,412	235,200
Air Medical Group Holdings Tranche
B1 1st Lien 6.50% 5/26/18	168,375	170,479
Air Medical Group Tranche B1
5.00% 5/29/18	110,000	110,344
Albertsons Tranche B 4.25% 3/21/16	216,910	218,627
Allegion U.S. Holding Tranche B
3.00% 12/26/20	205,000	205,769
ARAMARK Tranche D 4.00% 9/30/19	180,000	181,086
Arby’s 5.00% 11/13/20	200,000	201,313
Ardagh Group Tranche B 1st Lien
4.25% 12/9/19	350,000	352,625
Arysta Lifescience 1st Lien
4.50% 5/20/20	169,150	170,454
Arysta Lifescience 2nd Lien
8.25% 11/22/20	230,000	234,238
Avaya Tranche B-3 4.50% 10/27/17	104,376	102,071
Avis Budget Car Rental Tranche B 1st
Lien 3.00% 3/15/19	114,137	114,166
Azure Midstream Tranche B
6.50% 10/21/18	635,000	640,953
Bally Technologies Tranche B
4.25% 8/22/20	822,938	829,789
Berry Plastics Group Tranche E
3.75% 12/18/20	85,000	85,061
Biomet 1st Lien 3.50% 7/25/17	298,500	301,251
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	735,000	751,905
BJ’s Wholesale Club Tranche B 1st
Lien 4.50% 9/26/19	239,698	241,475

(continues) NQ-OPTFI [12/13] 2/14 (12134) 19

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

	Principal	Value
	Amount°	(U.S. $)
Senior Secured Loans« (continued)
BMC Software 1st Lien 5.00% 8/9/20	470,000	$473,113
Bombardier Recreational Products
Tranche B 1st Lien 4.00% 1/29/19	373,629	375,419
Bowie Recourse Tranche B 1st Lien
6.75% 8/9/20	380,188	383,039
Burlington Coat Factory Warehouse
Tranche B2 4.00% 2/23/17	398,836	403,821
Calpine Construction Finance Tranche
B 3.00% 5/1/20	457,700	455,068
Carestream Health Tranche B
5.00% 6/5/19	259,424	262,870
Chrysler Group Tranche B
4.25% 5/24/17	59,542	59,951
Citycenter Holdings Tranche B
5.00% 10/9/20	505,000	513,340
Clear Channel Communications
Tranche B 3.65% 1/29/16	1,369,333	1,330,136
Clear Channel Communications
Tranche D 6.75% 1/30/19	400,000	383,000
Community Health Systems
3.50% 1/25/17	1,565,000	1,578,694
Crown Castle Operating Tranche B
3.25% 1/31/19	345,626	346,412
DaVita Tranche B 4.50% 10/20/16	1,164,000	1,169,335
DaVita Tranche B2 4.00% 8/1/19	445,500	449,120
Dell Tranche B 4.50% 3/24/20	1,700,000	1,706,375
Delta Air Lines Tranche B 1st Lien
3.50% 4/20/17	1,141,855	1,152,075
Dollar General 1.275% 6/25/18	455,000	454,810
Drillships Financing Holding Tranche
B1 6.00% 2/17/21	718,200	735,706
Drillships Financing Holding Tranche
B2 5.50% 7/15/16	19,950	20,287
Dupont Performance Coatings Tranche
B 4.75% 2/1/20	744,375	750,681
Dynegy Tranche B2 4.00% 4/16/20	864,702	871,008
Emdeon 1st Lien 3.75% 11/2/18	777,551	780,628
Energy Transfer 1st Lien
3.25% 12/2/19	1,064,750	1,062,920
EP Energy Tranche B3 2nd Lien
3.50% 4/24/18	336,667	337,178
Equipower Resources Holdings
Tranche B 4.25% 12/21/18	102,411	103,019
Essar Steel Algoma 8.75% 9/12/14	415,087	419,238
Exopack Tranche B 1st Lien
5.25% 4/24/19	300,000	305,813
Fieldwood Energy 2nd Lien
8.375% 9/30/20	340,000	347,893
First Data 1st Lien 4.00% 4/5/17	1,106,681	1,110,226
Flying Fortress 1st Lien
3.50% 6/30/17	100,000	100,313
Fortescue Resources 1st Lien
4.25% 6/30/19	285,000	289,334
Gardner Denver 1st Lien
4.25% 7/23/20	483,787	485,299
Generac Power Systems Tranche B
3.50% 5/10/20	169,766	170,350
Gentiva Health Services Tranche B
6.50% 10/10/19	150,000	149,813
Gentiva Health Services Tranche C
5.75% 10/10/18	235,000	234,119
Getty Images Tranche B
4.75% 9/19/19	318,392	297,829
Gray Television 4.50% 10/11/19	283,769	285,542
Great Wolf Resorts 1st Lien
4.50% 7/31/20	228,850	230,185
Harrah’s Loan Operating Tranche B
9.50% 10/31/16	779,726	787,361
HCA Tranche B4 2.75% 5/1/18	2,004,975	2,009,282
HD Supply Tranche B 4.50% 10/12/17	463,555	468,362
Hilton Worldwide Finance Tranche B2
4.00% 9/23/20	627,632	633,385
Hologic Tranche B 3.75% 8/1/19	332,996	335,493
Hostess Brands 1st Lien
6.75% 3/12/20	365,000	378,688
Houghton International 1st Lien
4.00% 12/10/19	113,850	114,277
Houghton International 2nd Lien
9.50% 11/20/20	205,000	207,306
HUB International Tranche B 1st Lien
4.75% 9/17/20	842,888	855,706
Hudson’s Bay 2nd Lien
8.25% 10/7/21	175,000	181,344
Hudson’s Bay Tranche B 1st Lien
4.75% 10/7/20	400,000	406,861
Huntsman International Tranche B
3.50% 10/11/20	970,000	973,638
IASIS Healthcare Tranche B 1st Lien
4.50% 5/3/18	661,939	667,400
Immucor Tranche B2 5.00% 8/19/18	885,961	891,868
Ineos U.S. Finance 4.00% 5/4/18	977,954	982,309
Infor U.S. Tranche B2 5.25% 4/5/18	266,427	266,705
Infor U.S. Tranche B5 1st Lien
3.75% 6/3/20	270,000	270,540
Intelsat Jackson Holdings Tranche B2
3.75% 6/30/19	1,231,616	1,243,932
KIK Custom Products 1st Lien
5.50% 5/17/19	741,275	731,546
5.50% 5/23/19	50,000	49,344
KIK Custom Products 2nd Lien
9.50% 11/23/19	20,000	19,963
Kinetic Concepts Tranche D1
4.50% 5/4/18	179,548	181,157
La Frontera Generation Tranche B
4.50% 9/30/20	154,132	156,010
Landry’s Tranche B 4.75% 4/24/18	606,613	611,466

20 NQ-OPTFI [12/13] 2/14 (12134)

	Principal	Value
	Amount°	(U.S. $)
Senior Secured Loans« (continued)
Level 3 Financing Tranche B
4.00% 1/15/20	485,000	$489,123
LTS Buyer 1st Lien 4.50% 3/15/20	109,450	110,248
LTS Buyer 2nd Lien 8.00% 3/15/21	715,000	721,703
MGM Resorts International
3.50% 12/20/19	1,440,450	1,441,500
Michael Stores Tranche B 1st Lien
3.75% 1/16/20	263,675	265,096
Moxie Liberty Tranche B
7.50% 8/21/20	767,000	784,258
Moxie Patriot (Panda Power Fund)
Tranche B1 6.75% 12/18/20	720,000	738,000
MultiPlan Tranche B 4.00% 8/18/17	259,822	262,069
Neiman Marcus Group
5.00% 10/18/20	495,000	501,939
NEP Broadcasting 2nd Lien
9.50% 7/3/20	628,571	647,429
NRG Energy Tranche B 2.75% 7/1/18	985,031	984,074
Nuveen Investments 1st Lien
4.00% 5/13/17	455,000	453,538
Nuveen Investments 2nd Lien
6.50% 2/28/19	2,411,000	2,390,658
OSI Restaurants Tranche B 1st Lien
3.50% 10/26/19	341,275	342,234
Otter Products Tranche B
5.25% 4/29/19	555,750	556,792
Panda Temple Power II Tranche B 1st
Lien 7.25% 3/28/19	700,000	721,000
Peabody Energy Tranche B
4.25% 9/20/20	478,800	482,947
Pharmaceutical Product Development
4.25% 12/5/18	321,750	324,622
Pinnacle Entertainment Tranche B2
3.75% 8/13/20	144,275	145,177
Polymer Group Tranche B
5.25% 12/13/19	310,000	312,325
PQ Tranche B 4.50% 8/7/17	440,550	444,611
PVH Tranche B 3.25% 12/19/19	553,595	557,055
Quickrete 2nd Lien 7.00% 3/19/21	365,000	374,581
Ranpak 2nd Lien 8.50% 4/10/20	330,000	339,900
Remy International Tranche B 1st Lien
4.25% 3/5/20	85,233	85,872
Reynolds Group 1st Lien
4.00% 12/31/18	529,650	534,947
Rite Aid 2nd Lien 5.75% 8/3/20	555,000	571,303
Salix Pharmaceuticals Tranche B
4.25% 12/17/19	650,000	657,042
Samson Investment 2nd Lien
5.00% 9/25/18	634,000	637,170
Santander Asset Management Tranche
B 4.25% 11/26/20	240,000	241,000
Scientific Games International
4.25% 5/22/20	870,000	872,628
Sensus 4.75% 5/9/17	395,000	395,864
Sensus U.S.A. 2nd Lien
8.50% 4/13/18	465,000	463,838
Seven Seas Cruises 1st Lien
4.75% 12/21/18	301,188	305,329
Smart & Final Tranche B 1st Lien
4.50% 11/15/19	466,641	467,049
Sophia Tranche B 1st Lien
4.50% 1/29/18	92,839	93,497
Sprouts Farmers Markets Holdings
4.00% 4/12/20	423,705	425,294
State Class Tankers II 1st Lien
6.75% 6/10/20	470,000	477,638
Supervalu 5.00% 3/21/19	475,075	480,518
Surgical Care Affiliates Tranche B
5.50% 5/26/18	84,575	84,813
Swift Transportation Tranche B2 1st
Lien 4.00% 12/21/17	147,285	148,500
Taminco Global Chemical Tranche B
4.25% 2/15/19	215,896	217,515
TransDigm Tranche C 3.75% 2/7/20	612,361	614,784
Truven Health Analytics Tranche B
4.50% 5/23/19	541,954	543,390
United Airlines Tranche B 1st Lien
4.00% 3/12/19	253,087	255,458
Univision Communications 1st Lien
4.00% 3/1/20	188,575	189,535
Univision Communications Tranche C1
1st Lien 4.50% 2/22/20	257,387	259,180
Univision Communications Tranche C2
4.50% 2/6/20	1,007,387	1,014,943
US Air Tranche B1 1st Lien
4.25% 5/21/19	285,000	287,375
US Air Tranche B2 1st Lien
3.50% 11/21/16	89,000	89,510
USI Insurance Services Tranche B
5.00% 12/14/19	565,725	568,907
Valeant Pharmaceuticals Tranche B
4.50% 5/30/20	972,650	980,249
Vantage Drilling Tranche B 1st Lien
5.00% 10/25/17	291,375	294,289
Visant 5.25% 12/22/16	131,610	130,170
Wide Open West Finance
4.75% 3/27/19	1,061,975	1,068,552
Zayo Group Tranche B 1st Lien
4.00% 7/2/19	528,297	529,429
Total Senior Secured Loans
(cost $66,975,220)		67,531,175

(continues) NQ-OPTFI [12/13] 2/14 (12134) 21

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

	Principal		Value
	Amount°		(U.S. $)
Sovereign Bonds - 3.25%Δ
Argentina - 0.05%
Argentine Republic Government
International Bond
8.28% 12/31/33		1,128,498	$857,659
			857,659
Armenia - 0.03%
Republic of Armenia 144A
6.00% 9/30/20#		556,000	554,610
			554,610
Australia - 0.17%
Australia Government Inflation-Linked
Bond 5.50% 4/21/23	AUD	2,800,000	2,764,014
			2,764,014
Brazil - 1.42%
Banco Nacional de Desenvolvimento
Economico e Social
144A 5.75% 9/26/23#		535,000	530,319
144A 6.369% 6/16/18#		1,500,000	1,635,000
144A 6.50% 6/10/19#		2,500,000	2,725,000
Brazil Letras do Tesouro Nacional
1.767% 1/1/17^	BRL	29,800,000	8,887,467
Brazil Notas do Tesouro Nacional
Series F
10.00% 1/1/14	BRL	2,039,000	863,190
10.00% 1/1/15	BRL	1,153,000	485,301
10.00% 1/1/17	BRL	18,523,000	7,042,380
10.00% 1/1/21	BRL	304,000	111,818
10.00% 1/1/23	BRL	304,000	108,703
Republic of Brazil 4.25% 1/7/25		293,000	279,449
			22,668,627
Finland - 0.02%
Finland Government Bond
2.25% 3/6/18	NOK	2,000,000	325,808
			325,808
Gabon - 0.05%
Gabonese Republic 144A
6.375% 12/12/24#		835,000	841,263
			841,263
Germany - 0.09%
Deutschland Republic 1.50% 2/15/23	EUR	1,022,800	1,365,380
			1,365,380
Hungary - 0.05%
Hungary Government International
Bond 5.75% 11/22/23		730,000	737,300
			737,300
Iceland - 0.04%
Republic of Iceland 144A
5.875% 5/11/22#		645,000	658,980
			658,980
Indonesia - 0.10%
Perusahaan Penerbit Indonesia 144A
6.125% 3/15/19#		760,000	814,150
Republic of Indonesia 144A
3.375% 4/15/23#		929,000	796,618
			1,610,768
Ivory Coast - 0.02%
Ivory Coast Government International
Bond 5.75% 12/31/32		435,000	391,500
			391,500
Mexico - 0.17%
Mexican Bonos
6.50% 6/10/21	MXN	3,138,100	247,857
6.50% 6/9/22	MXN	8,606,000	668,157
7.75% 12/14/17	MXN	6,882,000	579,262
Mexico Cetes
3.29% 1/16/14^	MXN	10,710,500	81,226
3.48% 6/12/14^	MXN	150,289,500	1,133,210
			2,709,712
Netherlands - 0.02%
Republic of Angola Via Northern
Lights 7.00% 8/16/19		285,000	309,225
			309,225
Nigeria - 0.03%
Nigeria Government Bond
15.10% 4/27/17	NGN	60,345,000	398,137
			398,137
Norway - 0.02%
Norway Government Bond
5.00% 5/15/15	NOK	2,020,000	349,090
			349,090
Panama - 0.07%
Panama Government International
Bond
7.125% 1/29/26		340,000	410,550
8.875% 9/30/27		577,000	773,180
			1,183,730
Paraguay - 0.03%
Republic of Paraguay 144A
4.625% 1/25/23#		430,000	406,350
			406,350
Poland - 0.01%
Poland Government Bond
5.75% 10/25/21	PLN	638,000	232,466
			232,466
Qatar - 0.38%
Qatar Government International Bond
4.00% 1/20/15		5,800,000	6,010,250
			6,010,250

22 NQ-OPTFI [12/13] 2/14 (12134)

	Principal		Value
	Amount°		(U.S. $)
Sovereign BondsΔ (continued)
Republic of Korea - 0.17%
Korea Treasury Inflation-Linked Bond
1.125% 6/10/23	KRW	315,674,100	$279,540
2.75% 6/10/20	KRW	718,566,050	715,931
Republic of Korea
5.75% 4/16/14		900,000	913,235
7.125% 4/16/19		700,000	855,040
			2,763,746
Slovenia - 0.19%
Slovenia Government International
Bond 144A 4.70% 11/1/16#	EUR	2,100,000	2,999,184
			2,999,184
Sweden - 0.03%
Sweden Government Bond
1.50% 11/13/23	SEK	2,100,000	297,843
4.25% 3/12/19	SEK	1,250,000	217,809
			515,652
Trinidad - 0.02%
Republic of Trinidad & Tobago 144A
4.375% 1/16/24#		250,000	257,250
			257,250
Turkey - 0.03%
Hazine Mustesarligi Varlik Kiralama
144A 4.557% 10/10/18#		510,000	503,625
			503,625
United Kingdom - 0.04%
United Kingdom Gilt
1.75% 9/7/22	GBP	100,000	151,349
4.00% 3/7/22	GBP	279,465	506,359
			657,708
Total Sovereign Bonds
(cost $58,184,777)			52,072,034

Supranational Banks - 0.08%
African Export-Import Bank
5.75% 7/27/16		235,000	250,275
Eurasian Development Bank 144A
5.00% 9/26/20#		515,000	526,588
International Bank for Reconstruction
& Development
2.835% 9/24/18•	AUD	310,000	276,896
6.00% 2/15/17	AUD	265,000	255,140
Total Supranational Banks
(cost $1,297,369)			1,308,899

U.S. Treasury Obligations - 13.81%
U.S. Treasury Bonds
2.875% 5/15/43		8,295,000	6,724,781
3.625% 8/15/43		470,000	443,966
U.S. Treasury Inflation Indexed Bonds
0.625% 2/15/43		2,884,900	2,224,079
U.S. Treasury Inflation Indexed Bonds
1.75% 1/15/28		9,386,616	10,067,512
2.00% 1/15/26		1,647,366	1,826,260
2.375% 1/15/25		1,709,806	1,968,014
2.375% 1/15/27		4,250,190	4,904,320
2.50% 1/15/29		4,274,975	5,030,445
3.875% 4/15/29		269,924	370,503
U.S. Treasury Notes
1.25% 11/30/18		9,415,000	9,214,197
1.50% 8/31/18		108,000,000	107,460,246
1.50% 12/31/18		17,225,000	17,031,891
1.75% 10/31/20		18,900,000	18,134,399
2.00% 7/31/20		1,800,000	1,768,219
2.00% 9/30/20		7,300,000	7,136,604
2.75% 11/15/23¥		27,400,000	26,807,037
Total U.S. Treasury Obligations
(cost $227,727,580)			221,112,473

	Number of
	Shares
Common Stock - 0.00%
Century Communications=		1,975,000	0
Delta Air Lines		29	797
NRG Energy		41	1,178
Total Common Stock
(cost $60,518)			1,975

Convertible Preferred Stock - 0.35%
ArcelorMittal 6.00% exercise price
$20.61, expiration date 12/21/15		8,925	232,329
Bank of America 7.25% exercise price
$50.00, expiration date 12/31/49		173	183,640
Chesapeake Energy 144A 5.75%
exercise price $27.83, expiration
date 12/31/49#		276	320,505
Dominion Resources
6.00% exercise price $65.27,
expiration date 7/1/16		2,252	122,081
6.125% exercise price $65.27,
expiration date 4/1/16		2,252	121,878
Goodyear Tire & Rubber 5.875%
exercise price $18.21, expiration
date 3/31/14		9,500	633,234
Halcon Resources 5.75% exercise
price $6.16, expiration date
12/31/49		349	277,106
HealthSouth 6.50% exercise price
$30.50, expiration date 12/31/49		582	726,191
Huntington Bancshares 8.50%
exercise price $11.95, expiration
date 12/31/49		337	426,305
Intelsat 5.75% exercise price $22.05,
expiration date 5/1/16		11,444	669,474

(continues) NQ-OPTFI [12/13] 2/14 (12134) 23

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

	Number of	Value
	Shares	(U.S. $)
Convertible Preferred Stock (continued)
MetLife 5.00% exercise price $44.27,
expiration date 3/26/14	22,425	$707,285
SandRidge Energy 8.50% exercise
price $8.01, expiration date
12/31/49	5,929	619,951
Wells Fargo 7.50% exercise price
$156.71, expiration date 12/31/49	485	535,925
Total Convertible Preferred Stock
(cost $5,408,883)		5,575,904

Preferred Stock - 0.18%
Alabama Power 5.625%	21,075	481,564
Ally Financial 144A 7.00%#	500	480,047
Integrys Energy Group 6.00%•	35,650	853,818
National Retail Properties 5.70%	9,340	177,460
Public Storage 5.20%	18,720	352,872
Wells Fargo 5.20%	28,160	565,453
Total Preferred Stock
(cost $3,283,960)		2,911,214

	Number of
	Contracts
Options Purchased - 0.00%
Currency Call Option - 0.00%
USD vs TRY strike price TRY 200,
expiration date 3/12/14	3,099,300	4,314
		4,314
Futures Call Option - 0.00%
Euro vs USD exercise price $99.75,
expiration date 12/15/14	34	1,700
		1,700
Total Options Purchased (premium
paid $18,621)		6,014

	Principal
	Amount°
Short-Term Investments - 13.53%
Discount Notes - 0.07%≠
Federal Home Loan Bank
0.025% 1/24/14	1,000,000	999,994
0.07% 1/31/14	100,000	99,999
		1,099,993
Repurchase Agreements - 1.53%
Bank of America Merrill Lynch
0.00%, dated 12/31/13, to be
repurchased on 1/2/14, repurchase
price $16,792,114 (collateralized
by U.S. government obligations
0.00%-3.125% 5/22/14-5/15/19;
market value $17,127,961)	16,792,114	16,792,114
BNP Paribas
0.005%, dated 12/31/13, to be
repurchased on 1/2/14, repurchase
price $7,692,636 (collateralized by
U.S. government obligations
1.25%-4.00% 2/15/15-10/31/15;
market value $7,846,489)	7,692,635	7,692,635
		24,484,749
U.S. Treasury Obligations - 11.93%≠
U.S. Treasury Bills
0.001% 1/2/14	35,151,684	35,151,684
0.001% 1/30/14	32,096,688	32,096,368
0.004% 1/16/14	62,290,767	62,290,581
0.033% 1/23/14	16,691,305	16,691,189
0.04% 2/6/14	5,200,000	5,199,953
0.057% 4/24/14	29,848,163	29,842,940
0.093% 11/13/14	9,663,907	9,655,770
		190,928,485
Total Short-Term Investments
(cost $216,512,906)		216,513,227

Total Value of Securities - 108.78%
(cost $1,741,455,354)		1,741,279,273

	Number of
	Contracts
Options Written - (0.06%)
Call Swaptions - 0.00%
5 yr IRS pay a fixed rate 1.30% and
receive a floating rate based on
6-month LIBOR expiration date
1/27/14 (MSC)	(177,700,000)	0
10 yr IRS pay a fixed rate 2.65% and
receive a floating rate based on a
6-month LIBOR, expiration date
3/3/14 (CITI)	(3,500,000)	(1,026)
		(1,026)
Futures Put Option - 0.00%
Euro vs USD exercise price $99,
expiration date 12/15/14	(34)	(3,400)
		(3,400)
Put Swaptions - (0.06%)
5 yr IRS pay a fixed rate 1.80% and
receive a floating rate based on
6-month LIBOR expiration date
1/27/14 (MSC)	(177,700,000)	(903,071)

24 NQ-OPTFI [12/13] 2/14 (12134)

	Number of	Value
	Contracts	(U.S. $)
Options Written (continued)
Put Swaptions (continued)
10 yr IRS pay a fixed rate 3.10% and
receive a floating rate based on a
6-month LIBOR, expiration date
3/3/14 (CITI)	(3,500,000)	$(51,996)
		(955,067)
Total Options Written
(premium received $835,533)		(959,493)
Liabilities Net of Receivables and
Other Assets - (8.72%)		(139,583,881)
Net Assets - 100.00%		$1,600,735,899
____________________
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2013, the aggregate value of Rule 144A securities was $222,137,366, which represents 13.88% of the Fund’s net assets. See Note 6 in “Notes.”

@	Illiquid security. At Dec. 31, 2013, the aggregate value of illiquid securities was $15,213,853, which represents 0.95% of the Fund’s net assets. See Note 6 in “Notes.”
t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

❆	100% of the income received was in the form of cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2013, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Dec. 31, 2013. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Dec. 31, 2013

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Dec. 31, 2013.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at Dec. 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	CAD	(1,784,758)	USD	1,677,188	1/10/14	$(2,712)
BAML	EUR	(1,015,567)	USD	1,397,344	1/10/14	236
BAML	GBP	739,542	USD	(1,211,800)	1/10/14	12,874
BAML	PHP	27,931,453	USD	(632,864)	1/10/14	(3,683)
BCLY	MXN	(9,751,647)	USD	739,685	1/10/14	(6,752)
BNP	AUD	(3,124,074)	USD	2,797,153	1/10/14	9,562
CITI	AUD	(5,761,000)	USD	5,257,592	1/6/14	115,693
CITI	CAD	(4,116,000)	USD	3,878,208	3/20/14	10,526
CITI	CNY	(55,270,000)	USD	8,633,240	12/8/14	(430,090)
CITI	EUR	(10,873,000)	USD	14,987,996	3/13/14	30,303
CITI	GBP	(237,000)	USD	389,528	3/12/14	(2,773)
CITI	JPY	(1,700,000)	USD	17,130	2/18/14	985
CITI	PLN	(339,046)	USD	109,263	1/10/14	(2,817)
DB	EUR	(2,242,328)	USD	3,035,629	1/10/14	(49,124)
DB	JPY	(783,474,645)	USD	7,459,000	1/7/14	20,107
GSC	GBP	(408,020)	USD	668,447	1/10/14	(7,230)
HSBC	BRL	(821,881)	USD	348,476	1/10/14	1,440
HSBC	CAD	417,089	USD	(392,035)	1/10/14	550
JPMC	BRL	(38,512,005)	USD	16,379,027	2/4/14	220,878
JPMC	EUR	(118,000)	USD	161,344	2/4/14	(986)
JPMC	MXN	(15,847,256)	USD	1,207,594	6/12/14	9,085
MSC	CNY	55,270,000	USD	(8,600,000)	12/8/14	463,330
TD	JPY	(333,309,554)	USD	3,242,288	1/10/14	77,552
UBS	CAD	(1,951,318)	USD	1,835,056	1/10/14	(1,618)
UBS	MXN	8,222,802	USD	(632,864)	1/10/14	(3,452)
						$461,884

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
722	90 Day Euro	$177,791,382	$177,350,275	6/14/16	$(441,107)
693	90 Day Euro	170,485,820	169,689,713	9/19/16	(796,107)
6	Euro-Bund	1,144,219	1,148,737	3/7/14	4,518
(780)	U.S. Treasury 10 yr Notes	(97,493,470)	(95,976,563)	3/21/14	1,516,907
(213)	U.S. Treasury 5 yr Notes	(25,360,956)	(25,413,562)	4/1/14	(52,606)
(224)	U.S. Treasury Long Bonds	(29,233,394)	(28,742,000)	3/21/14	491,394
		$197,333,601			$722,999

(continues) NQ-OPTFI [12/13] 2/14 (12134) 25

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

Swap Contracts
CDS Contracts2

	Swap			Annual		Unrealized
	Referenced			Protection	Termination	Appreciation
Counterparty	Obligation	Notional Value[3]		Payments	Date	(Depreciation)
	Protection
	Purchased:
	Credit
	Agricole
	London
	Senior
CITI	5 yr CDS	EUR	2,600,000	1.00%	12/20/16	$(204,275)
	ITRAXX
	Europe
	Crossover
	17.1
CITI	5 yr CDS	EUR	9,114,000	5.00%	6/20/17	(1,939,342)
DB	CDX.EM.20		2,120,000	5.00%	12/20/18	12,648
						$(2,130,969)
	Protection
	Sold/Moody’s
	Rating:
	Republic of
	Brazil/Baa
CITI	5 yr CDS		2,000,000	1.00%	3/20/17	$(11,759)
	Republic of
	Italy/Baa
CITI	5 yr CDS	EUR	1,000,000	1.00%	6/20/17	123,466
	People’s
	Republic of
	China/Aa
MSC	5 yr CDS		2,700,000	1.00%	9/20/16	53,033
						$164,740

Swap Contracts
Interest Rate Swap Contracts4

				Fixed	Variable
				Interest	Interest
	Swap			Rate	Rate		Unrealized
	Referenced			Received	Received	Termination	Appreciation
Counterparty	Obligations	Notional Value[3]		(Paid)	(Paid)	Date	(Depreciation)
	6-Month
CITI	BBA-LIBOR	JPY	1,490,000,000	1.00%	(0.225%)	9/18/23	$(141,092)
	6-Month
CITI	BBR-BBSW	AUD	9,400,000	4.75%	0.000%	6/15/22	259,594
	6-Month
CITI	BBR-BBSW	AUD	6,100,000	4.00%	3.130%	3/15/23	(177,678)
	6-Month
CITI	EURIBOR	EUR	33,500,000	2.93%	(0.342%)	8/8/23	262,181
CITI	6-Month LIBOR		20,800,000	2.75%	(0.241%)	10/22/23	577,163
	6-Month
JPMC	BBR-BBSW	AUD	10,900,000	4.75%	0.000%	6/15/22	290,945
	6-Month
JPMC	BBR-BBSW	AUD	11,100,000	4.25%	(3.058%)	12/11/23	(301,485)
	Brazil CETIP
	Interbank
JPMC	Deposit	BRL	7,800,000	9.00%	0.000%	1/2/17	(344,346)
	Brazil CETIP
	Interbank
MSC	Deposit	BRL	21,700,000	8.22%	0.000%	1/2/17	(1,027,300)
							$(602,018)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 4 in “Notes.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

26 NQ-OPTFI [12/13] 2/14 (12134)

Summary of Abbreviations:
AMT - Subject to Alternative Minimum Tax
ARM - Adjustable Rate Mortgage
AUD - Australian Dollar
BAML - Bank of America Merrill Lynch
BCLY - Barclays Bank
BNP - Banque Paribas
BRL - Brazilian Real
CAD - Canadian Dollar
CDS - Credit Default Swap
CDX EM - CDX.NA.HY
CITI - Citigroup Global Markets
CLO - Collateralized Loan Obligation
CNY - China Renminbi
DB - Deutche Bank
EUR - European Monetary Unit
EURIBOR - Euro Interbank Offer Rate
GBP - British Pound Sterling
GNMA - Government National Mortgage Association
GSC - Goldman Sachs Capital
GSMPS - Goldman Sachs Reperforming Mortgage Securities
HSBC - Hong Kong Shanghai Bank
IDR - Indonesian Rupiah
IRS - Interest Rate Swaption
JPMC - JPMorgan Chase Bank
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NCUA - National Credit Union Administration
NGN - Nigerian Naira
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PIK - Pay-in-kind
PLN - Polish Zloty
REMIC - Real Estate Mortgage Investment Conduit
SEK - Swedish Krona
S.F. - Single Family
TBA - To be announced
TD - Toronto Dominion Bank
UBS - Union Bank of Switzerland
USD - United States Dollar
yr - Year

(continues) NQ-OPTFI [12/13] 2/14 (12134) 27

Notes

Optimum Fixed Income Fund

December 31, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Fixed Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Debt securities, credit default swap (CDS) contracts and interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2010–March 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Dec. 31, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Reverse Repurchase Agreements – The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/ dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain in a segregated account, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. For the period ended Dec. 31, 2013, there were no open reverse repurchase agreements in the Fund.

28 NQ-OPTFI [12/13] 2/14 (12134)

Notes

Optimum Fixed Income Fund

1. Significant Accounting Policies (continued)

To Be Announced Trades (TBA) – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Dec. 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$1,741,419,700
Aggregate unrealized appreciation	$36,380,025
Aggregate unrealized depreciation	(37,479,945)
Net unrealized depreciation	$(1,099,920)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	-	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	-	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3	-	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-OPTFI [12/13] 2/14 (12134) 29

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2013:

	Level 1	Level 2	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$516,112,440	$516,112,440
Corporate Debt	—	643,956,743	643,956,743
Foreign Debt	—	53,513,308	53,513,308
Municipal Bonds	—	14,044,800	14,044,800
Senior Secured Loans	—	67,531,175	67,531,175
Common Stock	1,975	—	1,975
Convertible Preferred Stock[1]	2,582,948	2,992,956	5,575,904
Preferred Stock[1]	2,431,167	480,047	2,911,214
U.S. Treasury Obligations	—	221,112,473	221,112,473
Short-Term Investments	—	216,513,227	216,513,227
Options Purchased	1,700	4,314	6,014
Total	$5,017,790	$1,736,261,483	$1,741,279,273
Foreign Currency Exchange Contracts	$—	$461,884	$461,884
Futures Contracts	722,999	—	722,999
Swap Contracts	—	(2,568,247)	(2,568,247)
Options Written	(3,400)	(956,093)	(959,493)

1Security type is valued across multiple levels. The amount attributed to Level 1 investments and Level 2 investments represents the following percentages of the total market value of this security type for the Fund. Level 1 investments exchange-traded investments and Level 2 investments represents investments with observable inputs.

	Level 1	Level 2	Total
Convertible Preferred Stock	46.32%	53.68%	100.00%
Preferred Stock	83.51%	16.49%	100.00%

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in this table.

During the period ended Dec. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of Dec. 31, 2013, the Fund had the following unfunded loan commitments:

Borrower
Community Health Systems	$415,000
Patheon	475,000

4. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit

30 NQ-OPTFI [12/13] 2/14 (12134)

Notes

Optimum Fixed Income Fund

4. Derivatives (continued)

risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund invests in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended Dec. 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended Dec. 31, 2013 for the Fund were as follows:

	Number of
Call Options	Contracts	Premiums
Options outstanding March 31, 2013	31,400,000	$214,603
Options written	239,400,200	463,428
Options expired	(200)	(69,413)
Options terminated in closing purchase transactions	(89,600,000)	(287,123)
Options outstanding Dec. 31, 2013	181,200,000	$321,495

	Number of
Put Options	Contracts	Premiums
Options outstanding March 31, 2013	31,400,000	$121,722
Options written	254,900,331	1,188,687
Options expired	(15,500,297)	(234,931)
Options terminated in closing purchase transactions	(89,600,000)	(561,440)
Options outstanding Dec. 31, 2013	181,200,034	$514,038

Swap Contracts — The Fund enters into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the manager.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a

NQ-OPTFI [12/13] 2/14 (12134) 31

credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended Dec. 31, 2013, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For trades prior to June 10, 2013, the Fund had posted $3,000,000 cash as collateral for certain open derivatives, which is presented as restricted cash on the schedule of investments. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty. The Fund received securities collateral of $586,000 for certain open derivatives.

As disclosed in the footnotes to the schedule of investments, at Dec. 31, 2013, the notional value of the protection sold was EUR 1,000,000 and USD 4,700,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At Dec. 31, 2013, the net unrealized appreciation of the protection sold was $164,739.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

5. Securities Lending

The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Dec. 31, 2013, the Fund had no securities out on loan.

32 NQ-OPTFI [12/13] 2/14 (12134)

Notes

Optimum Fixed Income Fund

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by S&P’s and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

7. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-OPTFI [12/13] 2/14 (12134) 33

Schedule of Investments (Unaudited)

Optimum International Fund
December 31, 2013

	Number of	Value
	Shares	(U.S. $)
Common Stock - 97.06%Δ
Australia - 1.04%
BHP Billiton ADR	63,074	$4,301,647
Treasury Wine Estates	475,214	2,045,215
		6,346,862
Austria - 2.79%
Conwert Immobilien Invest†	178,819	2,293,571
Erste Group Bank	257,690	8,983,182
Schoeller-Bleckmann Oilfield
Equipment	52,020	5,771,207
		17,047,960
Belgium - 1.17%
Ageas VVPR Strip=†	2,424	0
Anheuser-Busch InBev	67,378	7,161,377
		7,161,377
Bermuda - 1.55%
Everest Re Group	40,316	6,284,055
Seadrill	77,270	3,167,549
		9,451,604
Brazil - 0.87%
Banco Bradesco ADR†	194,731	2,439,979
Banco do Brasil	279,600	2,888,210
		5,328,189
Canada - 1.35%
Gildan Activewear	29,700	1,582,937
MEG Energy†	81,200	2,340,095
Rogers Communications Class B	55,922	2,530,471
Westjet Airlines	68,800	1,803,964
		8,257,467
China/Hong Kong - 8.26%
58.com ADR†	40,700	1,560,438
AIA Group	885,400	4,441,615
Anhui Conch Cement*	1,975,500	7,324,309
Autohome ADR†	10,000	365,900
China Cinda Asset Management†	2,206,000	1,376,901
China Oilfield Services	2,120,000	6,575,106
China Shipping Container Lines*†	8,037,000	2,093,617
Daphne International Holdings*	2,816,000	1,267,389
Industrial & Commercial Bank of
China	3,167,000	2,140,086
Melco Crown Entertainment ADR†	78,100	3,063,082
Mindray Medical International ADR*	99,489	3,617,420
Orient Overseas International†	813,500	4,086,174
Ping An Insurance Group of China	286,500	2,565,953
SINA†	47,900	4,035,575
Weichai Power	1,030,000	4,150,869
YY ADR*†	35,500	1,784,940
		50,449,374
Colombia - 0.45%
Bancolombia ADR	56,572	2,773,159
		2,773,159
Cyprus - 0.70%
Eurasia Drilling GDR*	95,300	4,288,500
		4,288,500
Czech Republic - 0.43%
Komercni Banka	11,705	2,610,915
		2,610,915
Finland - 0.67%
Nokia†	330,960	2,674,158
Sanitec†	133,000	1,395,940
		4,070,098
France - 7.75%
AXA*	186,509	5,185,490
BNP Paribas	89,123	6,945,659
GDF Suez VVPR Strip=†	8,820	0
Publicis Groupe	29,000	2,653,436
Rexel*	134,625	3,532,759
Safran	72,200	5,016,933
Sanofi	20,900	2,217,364
Schneider Electric*	43,100	3,759,155
Societe Generale*	138,902	8,067,713
Valeo	31,300	3,463,268
Vivendi*	244,910	6,453,754
		47,295,531
Germany - 3.58%
Bayer	37,900	5,321,564
Commerzbank†	119,818	1,934,269
Daimler	78,200	6,786,549
KUKA*	71,887	3,373,822
OSRAM Licht*†	47,500	2,679,176
Telefonica Deutschland Holding*	214,500	1,772,750
		21,868,130
India - 1.94%
ICICI Bank ADR	131,689	4,894,880
Tata Motors ADR	110,000	3,388,000
Yes Bank	589,779	3,530,663
		11,813,543
Indonesia - 0.81%
Global Mediacom	4,789,500	748,528
Indofood Sukses Makmur	3,742,500	2,033,834
Matahari Department Store†	2,355,300	2,131,494
		4,913,856
Ireland - 4.25%
Bank of Ireland†	9,603,400	3,329,272
CRH	105,600	2,663,486
Green REIT†	1,694,900	3,362,274
ICON†	149,558	6,043,639
Kingspan Group	74,401	1,361,301
Shire	194,425	9,183,076
		25,943,048

(continues) NQ-OPTIE [12/13] 2/14 (12133) 1

Schedule of Investments (Unaudited)

Optimum International Fund

	Number of	Value
	Shares	(U.S. $)
Common StockΔ (continued)
Italy - 0.96%
BancaGenerali	178,500	$5,524,109
Moncler†	16,500	358,645
		5,882,754
Japan - 12.52%
Daiwa Securities Group	350,000	3,504,943
Denso	160,000	8,451,388
GMO internet	230,000	3,028,273
Hitachi	572,000	4,336,373
Kenedix Realty Investment	448	2,125,979
Nabtesco	188,700	4,354,346
Nippon Steel & Sumitomo Metal	1,281,000	4,295,614
Secom	89,100	5,375,081
Shinsei Bank	1,479,000	3,619,936
SMC	14,600	3,684,348
Softbank	103,300	9,063,363
Sony	171,100	2,949,056
Sumitomo Mitsui Financial Group	128,900	6,702,282
Tokyo Tatemono	401,000	4,458,472
Tokyu Fudosan Holdings†	211,300	1,986,110
Toyota Motor	54,500	3,322,669
Yahoo Japan	932,900	5,201,484
		76,459,717
Malaysia - 0.17%
Astro Malaysia Holdings	1,155,300	1,057,160
		1,057,160
Netherlands - 5.87%
Aalberts Industries*	112,836	3,597,420
ASML Holding*	34,586	3,237,340
Core Laboratories	60,502	11,552,857
ING Groep CVA†	83,900	1,165,754
Randstad Holding*	79,528	5,158,524
Royal Dutch Shell Class A	84,305	3,004,420
Yandex Class A†	92,500	3,991,375
Ziggo	89,700	4,096,890
		35,804,580
New Zealand - 0.43%
Xero Private Placement=†	104,850	2,646,408
		2,646,408
Nigeria - 0.48%
Lekoil†	2,816,700	2,915,461
		2,915,461
Norway - 3.65%
DNB	392,102	7,039,018
Norsk Hydro	568,971	2,545,853
Statoil	173,000	4,207,659
Statoil ADR	179,801	4,338,598
Subsea 7	216,801	4,157,159
		22,288,287
Republic of Korea - 2.60%
Hyundai Mobis	15,985	4,448,706
NAVER	4,500	3,099,973
POSCO	11,681	3,633,398
Samsung Electronics	2,478	3,227,804
Samsung Heavy Industries	41,020	1,481,992
		15,891,873
Singapore - 0.17%
United Industrial	438,000	1,030,466
		1,030,466
Spain - 3.43%
Amadeus IT Holding	164,715	7,048,344
Bankinter	468,800	3,216,257
Cie Automotive	170,871	1,880,538
NH Hoteles†	964,105	5,683,278
Sacyr†	605,779	3,139,305
		20,967,722
Sweden - 2.25%
Getinge Class B	202,229	6,932,756
Seamless Distribution*†	148,744	1,140,244
Svenska Cellulosa Class B	183,784	5,662,608
		13,735,608
Switzerland - 7.46%
Actelion†	45,000	3,816,722
Credit Suisse Group ADR†	116,707	3,622,585
Novartis	113,800	9,120,488
Novartis ADR	67,912	5,458,767
Partners Group Holding	5,747	1,532,576
Roche Holding	53,243	14,913,925
Transocean	84,533	4,177,621
UBS†	150,949	2,890,112
		45,532,796
Taiwan - 1.27%
Advanced Semiconductor Engineering	4,913,000	4,561,960
Epistar†	1,253,000	2,410,948
Hermes Microvision GDR 144A#†	24,089	781,929
		7,754,837
Thailand - 0.40%
PTT Global Chemical - Foreign	1,005,900	2,415,750
		2,415,750
Turkey - 0.99%
Akbank	1,029,185	3,210,064
Turkiye Garanti Bankasi	865,512	2,804,322
		6,014,386
United Kingdom - 15.19%
APR Energy*	299,827	4,717,163
ARM Holdings ADR*	213,857	11,706,532
ASOS†	10,600	1,075,047
AstraZeneca	44,100	2,610,601
Aveva Group	66,565	2,385,557

2 NQ-OPTIE [12/13] 2/14 (12133)

	Number of	Value
	Shares	(U.S. $)
Common StockΔ (continued)
United Kingdom (continued)
Babcock International Group	228,600	$5,129,819
Blinkx*†	1,081,400	3,675,836
Crest Nicholson Holdings†	1,083,649	6,552,198
Diageo	198,327	6,568,987
DS Smith	662,983	3,645,248
esure Group	490,517	2,029,238
Foxtons Group†	824,429	4,539,745
Halma	381,600	3,813,925
Hargreaves Lansdown	119,369	2,676,682
HSBC Holdings	279,570	3,066,885
Inchcape	153,120	1,558,262
Lloyds Banking Group†	2,902,000	3,790,974
Partnership Assurance Group†	417,800	2,030,781
Perform Group†	530,294	1,967,213
Platform Acquisition Holdings=†	175,350	1,833,284
Rio Tinto ADR*	91,035	5,137,105
Rotork	91,640	4,355,656
Travis Perkins	112,500	3,487,747
Ultra Electronics Holdings	57,800	1,845,531
Vodafone Group	653,786	2,566,082
		92,766,098
United States - 1.61%
Carnival*	111,187	4,466,382
Euronet Worldwide†	48,937	2,341,635
Nimble Storage†	5,700	258,210
Samsonite International	910,500	2,771,046
		9,837,273
Total Common Stock
(cost $522,728,044)		592,620,789

Exchange-Traded Fund - 0.38%
iShares MSCI United Kingdom	110,562	2,308,535
Total Exchange-Traded Fund
(cost $2,119,055)		2,308,535

Preferred Stock - 0.46%Δ
Germany - 0.46%
Porsche Automobil Holding 2.57%*	26,900	2,808,133
Total Preferred Stock
(cost $2,670,238)		2,808,133

Warrant - 0.00%Δ
United Kingdom - 0.00%
Platform Acquisition Holdings strike
price $11.50, expiration date
7/31/20=†	72,450	12,679
Total Warrant (cost $725)		12,679

	Principal	Value
	Amount°	(U.S. $)
Short-Term Investments - 2.17%
Repurchase Agreements - 0.51%
Bank of America Merrill Lynch
0.00%, dated 12/31/13, to be
repurchased on 1/2/14, repurchase
price $2,132,261 (collateralized by
U.S. government obligations
0.00%-3.125% 5/22/14-5/15/19;
market value $2,174,907)	2,132,261	2,132,261
BNP Paribas
0.005%, dated 12/31/13, to be
repurchased on 1/2/14, repurchase
price $976,810 (collateralized by
U.S. government obligations
1.25%-4.00% 2/15/15-10/31/15;
market value $996,346)	976,810	976,810
		3,109,071
U.S. Treasury Obligations - 1.66%≠
U.S. Treasury Bills
0.001% 1/2/14	596,212	596,212
0.001% 1/16/14	2,797,497	2,797,489
0.001% 1/30/14	1,066,130	1,066,120
0.033% 1/23/14	1,778,935	1,778,922
0.065% 4/24/14	3,023,164	3,022,634
0.093% 11/13/14	888,442	887,694
		10,149,071
Total Short-Term Investments
(cost $13,258,145)		13,258,142
Total Value of Securities Before
Securities Lending
Collateral - 100.07%
(cost $540,776,207)		611,008,278

	Number of
	Shares
Securities Lending Collateral - 4.64%**
Investment Company
Delaware Investments
Collateral Fund No. 1	28,308,194	28,308,194
Total Securities Lending Collateral
(cost $28,308,194)		28,308,194

Total Value of
Securities - 104.71%■
(cost $569,084,401)		639,316,472
Obligation to Return Securities
Lending Collateral - (4.64%)**		(28,308,194)
Liabilities Net of Receivables and
Other Assets - (0.07%)		(457,299)
Net Assets - 100.00%		$610,550,979

(continues) NQ-OPTIE [12/13] 2/14 (12133) 3

Schedule of Investments (Unaudited)

Optimum International Fund

____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2013, the aggregate value of Rule 144A securities was $781,929, which represented 0.30% of the Fund’s net assets. See Note 5 in “Notes.”

*	Fully or partially on loan.
**	See Note 4 in “Notes” for additional information on securities lending collateral and non-cash collateral.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2013, the aggregate value of fair valued securities was $4,492,371, which represented 0.74% of the Fund’s net assets. See Note 1 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.
■	Includes $32,051,740 of securities loaned.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.
**	See Note 4 in “Notes” for additional information on securities lending collateral.

The following foreign currency exchange contracts were outstanding at Dec. 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	BRL	(17,446)	USD	7,380	1/2/14	$(1)
BNYM	BRL	173,905	USD	(74,378)	1/3/14	(814)
BNYM	CAD	57,000	USD	(53,565)	1/2/14	97
BNYM	CAD	69,000	USD	(64,892)	1/3/14	65
BNYM	CHF	149,194	USD	(167,991)	1/3/14	(747)
BNYM	CHF	(3,689,835)	USD	4,058,509	1/23/14	(78,415)
BNYM	CZK	1,302,502	USD	(65,435)	1/2/14	155
BNYM	EUR	260,452	USD	(358,743)	1/2/14	(439)
BNYM	EUR	226,552	USD	(311,939)	1/3/14	(271)
BNYM	GBP	287,718	USD	(474,617)	1/2/14	1,867
BNYM	GBP	(7,768,541)	USD	12,465,587	1/23/14	(397,904)
BNYM	HKD	4,749,572	USD	(612,430)	1/3/14	72
BNYM	JPY	(26,898,865)	USD	255,571	1/6/14	175
BNYM	JPY	59,754,796	USD	(568,092)	1/8/14	(733)
BNYM	NOK	2,115,114	USD	(346,192)	1/6/14	2,525
BNYM	SEK	1,126,720	USD	(173,286)	1/3/14	1,901
BNYM	SGD	29,773	USD	(23,489)	1/2/14	95
BNYM	SGD	29,813	USD	(23,614)	1/6/14	2
CITI	CHF	1,820,203	USD	(2,008,032)	1/23/14	32,722
CITI	EUR	(32,769,819)	USD	44,470,703	1/23/14	(610,166)
CITI	HKD	(24,094,844)	USD	3,107,917	1/23/14	610
CITI	JPY	(766,064,459)	USD	7,552,064	1/23/14	277,910
CITI	NOK	(18,816,124)	USD	3,109,583	1/23/14	9,424
CITI	SEK	22,024,463	USD	(3,335,943)	1/2/14	87,309
CITI	SGD	3,790,000	USD	(3,020,676)	1/23/14	(18,467)
CITI	ZAR	55,963,000	USD	(5,534,696)	1/23/14	(217,876)
JPMC	JPY	174,680,000	USD	(1,769,366)	1/23/14	(110,695)
MSC	DKK	14,330,910	USD	(2,609,499)	1/23/14	33,839
MSC	EUR	469,000	USD	(646,716)	1/23/14	(1,522)
MSC	GBP	(818,000)	USD	1,330,922	1/23/14	(23,558)
MSC	HKD	80,533,000	USD	(10,387,766)	1/23/14	(2,103)
MSC	JPY	(2,035,144,000)	USD	20,597,108	1/23/14	1,272,427
MSC	NOK	(16,704,000)	USD	2,797,107	1/23/14	44,944
MSC	NZD	(1,903,027)	USD	1,581,520	1/23/14	18,917
MSC	SEK	(34,606,000)	USD	5,366,950	1/23/14	(11,847)
						$309,498

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ADR - American Depositary Receipt
BNYM - BNY Mellon
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CITI - Citigroup Global Markets
CVA - Dutch Certificate
CZK - Czech Koruna
DKK - Danish Krone
EUR - European Monetary Unit
GBP - British Pound Sterling
GDR - Global Depositary Receipt
HKD - Hong Kong Dollar
JPMC - JPMorgan Chase Bank
JPY - Japanese Yen
MSC - Morgan Stanley Capital
NOK - Norwegian Krone
NZD - New Zealand Dollar
REIT - Real Estate Investment Trust
SGD - Singapore Dollar
SEK - Swedish Krona
USD - United States Dollar
VVPR Strip - Dividend Coupon
ZAR - South African Rand

4 NQ-OPTIE [12/13] 2/14 (12133)

Notes

Optimum International Fund

December 31, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum International Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2010–March 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Dec. 31, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

NQ-OPTIE [12/13] 2/14 (12133) 5

2. Investments

At Dec. 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$569,693,204
Aggregate unrealized appreciation	$86,570,349
Aggregate unrealized depreciation	(16,947,081)
Net unrealized appreciation	$69,623,268

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2013 will expire as follows: $49,949,013 expires in 2018.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of the enactment for an unlimited period. However, any losses during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$18,734	$4,359,227

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	-	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	-

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	-	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6 NQ-OPTIE [12/13] 2/14 (12133)

Notes

Optimum International Fund

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$6,346,862	$—	$—	$6,346,862
Austria	—	17,047,960	—	17,047,960
Belgium	7,161,377	—	—	7,161,377
Bermuda	6,284,055	3,167,549	—	9,451,604
Brazil	5,328,189	—	—	5,328,189
Canada	8,257,467	—	—	8,257,467
China/Hong Kong	50,449,374	—	—	50,449,374
Colombia	2,773,159	—	—	2,773,159
Cyprus	4,288,500	—	—	4,288,500
Czech Republic	—	2,610,915	—	2,610,915
Finland	1,395,940	2,674,158	—	4,070,098
France	47,295,531	—	—	47,295,531
Germany	2,679,176	19,188,954	—	21,868,130
India	11,813,543	—	—	11,813,543
Indonesia	—	4,913,856	—	4,913,856
Ireland	25,943,048	—	—	25,943,048
Italy	358,645	5,524,109	—	5,882,754
Japan	1,986,110	74,473,607	—	76,459,717
Malaysia	1,057,160	—	—	1,057,160
Netherlands	35,804,580	—	—	35,804,580
New Zealand	—	2,646,408	—	2,646,408
Nigeria	2,915,461	—	—	2,915,461
Norway	4,338,598	17,949,689	—	22,288,287
Republic of Korea	—	15,891,873	—	15,891,873
Singapore	1,030,466	—	—	1,030,466
Spain	20,967,722	—	—	20,967,722
Sweden	1,140,244	12,595,364	—	13,735,608
Switzerland	14,791,549	30,741,247	—	45,532,796
Taiwan	7,754,837	—	—	7,754,837
Thailand	2,415,750	—	—	2,415,750
Turkey	6,014,386	—	—	6,014,386
United Kingdom	90,932,814	—	1,833,284	92,766,098
United States	9,837,273	—	—	9,837,273
Exchange-Traded Fund	2,308,535	—	—	2,308,535
Preferred Stock	—	2,808,133	—	2,808,133
Warrant	—	—	12,679	12,679
Short-Term Investments	—	13,258,142	—	13,258,142
Securities Lending Collateral	—	28,308,194	—	28,308,194
Total	$383,670,351	$253,800,158	$1,845,963	$639,316,472
Foreign Currency Exchange Contracts	$—	$309,498	$—	$309,498

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in this table.

During the period ended Dec. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the Fair Valuation Procedures described in Note 1, International Fair Value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the

NQ-OPTIE [12/13] 2/14 (12133) 7

events occurring after the close of the exchange or market on which the investment is principally traded , causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending

The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Dec. 31, 2013, the value of securities on loan was $32,051,740, for which the Fund received collateral, comprised of non-cash collateral valued at $4,634,464, and cash collateral of $28,308,194. At Dec. 31, 2013, the value of invested collateral was $28,308,194. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

8 NQ-OPTIE [12/13] 2/14 (12133)

Notes

Optimum International Fund

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Dec. 31, 2013, no securities held by the Fund have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-OPTIE [12/13] 2/14 (12133) 9

Schedule of Investments (Unaudited)

Optimum Large Cap Growth Fund
December 31, 2013

	Number of	Value
	Shares	(U.S. $)
Common Stock - 97.38%²
Consumer Discretionary - 25.34%
Amazon.com†	114,650	$45,721,258
AutoZone†	10,200	4,874,988
BorgWarner	25,700	1,436,887
CarMax†	71,500	3,361,930
Carnival (United Kingdom)	64,172	2,657,944
CBS Class B	67,500	4,302,450
Charter Communications Class A†	12,100	1,654,796
Chipotle Mexican Grill†	13,300	7,085,974
Comcast Class A	139,100	7,228,332
D.R. Horton	96,600	2,156,112
Delphi Automotive (United Kingdom)	90,000	5,411,700
Discovery Communications Class C†	32,300	2,708,678
DISH Network Class A†	50,550	2,927,856
Disney (Walt)	48,300	3,690,120
Dollar General†	37,200	2,243,904
Dollar Tree†	25,900	1,461,278
Fossil Group†	5,050	605,697
General Motors†	252,300	10,311,501
Harley-Davidson	35,900	2,485,716
Hilton Worldwide Holdings†	108,600	2,416,350
Home Depot	280,650	23,108,721
Johnson Controls	55,650	2,854,845
L Brands	31,050	1,920,443
Lamar Advertising Class A†	99,900	5,219,775
Las Vegas Sands	196,000	15,458,520
Lennar Class A	55,100	2,179,756
Lowe’s	289,300	14,334,815
Lululemon Athletica (Canada)†	6,400	377,792
Macy’s	47,750	2,549,850
Marriott International Class A	37,480	1,850,013
McDonald’s	45,200	4,385,756
MGM Resorts International†	293,250	6,897,240
Michael Kors Holdings (China)
(Hong Kong Exchange)†	27,000	2,192,130
Netflix†	15,900	5,853,903
NIKE Class B	41,000	3,224,240
Prada (Italy)	183,300	1,631,035
priceline.com†	19,598	22,780,715
PVH	38,250	5,202,765
Ralph Lauren	17,600	3,107,632
Ross Stores	36,800	2,757,424
Starbucks	160,250	12,561,998
Starwood Hotels & Resorts Worldwide	53,000	4,210,850
Tesla Motors†	15,500	2,330,890
Tiffany	24,500	2,273,110
Time Warner Cable	32,000	4,336,000
Tractor Supply	56,600	4,391,028
TripAdvisor†	33,700	2,791,371
Twenty-First Century Fox	100,000	3,518,000
Under Armour Class A†	42,100	3,675,330
Viacom Class B	99,250	8,668,495
Wynn Macau (Macau)	593,600	2,690,736
Yum Brands	16,450	1,243,785
		295,322,434
Consumer Staples - 5.58%
Beam	47,750	3,249,865
Coca-Cola	88,400	3,651,804
Costco Wholesale	32,800	3,903,528
CVS Caremark	266,750	19,091,298
Green Mountain Coffee Roasters†	17,600	1,330,208
Jarden†	52,250	3,205,538
Monster Beverage†	28,800	1,951,776
Nestle (Switzerland)	23,853	1,748,090
PepsiCo	118,950	9,865,713
Philip Morris International	26,650	2,322,015
Procter & Gamble	100,450	8,177,635
Whole Foods Market	89,500	5,175,785
Xerox	108,450	1,319,837
		64,993,092
Energy - 4.08%
Anadarko Petroleum	49,400	3,918,408
Antero Resources†	6,900	437,736
Cabot Oil & Gas	99,700	3,864,372
Concho Resources†	23,300	2,516,400
EOG Resources	15,400	2,584,736
EQT	28,400	2,549,752
FMC Technologies†	44,600	2,328,566
Halliburton	88,238	4,478,079
National Oilwell Varco	35,750	2,843,198
Pioneer Natural Resources	52,950	9,746,507
Range Resources	56,900	4,797,239
Schlumberger	32,700	2,946,597
Weatherford International
(Switzerland)†	291,550	4,516,110
		47,527,700
Financials - 5.98%
Affiliated Managers Group†	10,400	2,255,552
American Express	95,700	8,682,861
American Tower	137,500	10,975,250
BlackRock	10,400	3,291,288
Blackstone Group	172,500	5,433,750
Citigroup	98,950	5,156,285
Discover Financial Services	17,450	976,328
Franklin Resources	36,300	2,095,599
IntercontinentalExchange Group	23,150	5,206,898
Invesco	83,800	3,050,320
JPMorgan Chase	113,850	6,657,948
Morgan Stanley	279,400	8,761,984
Prudential Financial	37,250	3,435,195
TD Ameritrade Holding	93,300	2,858,712
Waddell & Reed Financial Class A	13,050	849,816
		69,687,786

(continues) NQ-OPTLG [12/13] 2/14 (12136) 1

Schedule of Investments (Unaudited)

Optimum Large Cap Growth Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock² (continued)
Healthcare - 13.32%
Actavis†	50,500	$8,484,000
Alexion Pharmaceuticals†	26,900	3,579,314
Amgen	42,650	4,868,924
Biogen Idec†	58,650	16,407,338
Bristol-Myers Squibb	79,300	4,214,795
Celgene†	38,300	6,471,168
Covidien (Ireland)	88,750	6,043,875
Express Scripts Holding†	104,950	7,371,688
Gilead Sciences†	386,400	29,037,960
HCA Holdings†	130,609	6,231,355
IDEXX Laboratories†	24,900	2,648,613
Incyte†	42,400	2,146,712
Insulet†	55,300	2,051,630
Lilly (Eli)	82,500	4,207,500
McKesson	62,900	10,152,060
Novo Nordisk Class B (Denmark)	8,500	1,558,137
Pfizer	175,738	5,382,855
Pharmacyclics†	54,700	5,786,166
Regeneron Pharmaceuticals†	9,500	2,614,780
St. Jude Medical	57,150	3,540,443
Stryker	20,600	1,547,884
Thermo Fisher Scientific	49,900	5,556,365
UnitedHealth Group	31,300	2,356,890
Universal Health Services Class B	11,000	893,860
Valeant Pharmaceuticals International
(Canada)†	46,500	5,459,100
Vertex Pharmaceuticals†	53,050	3,941,615
Zimmer Holdings	29,200	2,721,148
		155,276,175
Industrials - 11.90%
Boeing	118,200	16,133,118
Chicago Bridge & Iron (Netherlands)	35,850	2,980,569
Copa Holdings Class A (Panama)	12,200	1,953,342
Cummins	5,250	740,093
Danaher	247,200	19,083,840
Delta Air Lines	148,550	4,080,669
Eagle Materials	41,450	3,209,474
Eaton (Ireland)	62,452	4,753,846
Fastenal	125,600	5,967,256
Flowserve	24,700	1,947,101
Grainger (W.W.)	5,700	1,455,894
HD Supply Holdings†	32,050	769,521
Honeywell International	63,800	5,829,406
Hunt (J.B.) Transport Services	23,900	1,847,470
Ingersoll-Rand (Ireland)	54,350	3,347,960
Kansas City Southern	55,400	6,860,182
Martin Marietta Materials	16,900	1,688,986
MRC Global†	42,250	1,362,985
Precision Castparts	48,700	13,114,910
Quanta Services†	123,150	3,886,614
Robert Half International	81,550	3,424,285
Roper Industries	42,500	5,893,900
Tyco International (Switzerland)	151,150	6,203,196
Union Pacific	17,200	2,889,600
United Continental Holdings†	67,100	2,538,393
United Parcel Service Class B	71,600	7,523,728
United Rentals†	38,250	2,981,588
WABCO Holdings†	46,050	4,301,531
Wabtec	25,300	1,879,031
		138,648,488
Information Technology - 26.79%
Akamai Technologies†	37,000	1,745,660
Alliance Data Systems†	20,650	5,429,505
Apple	78,750	44,187,413
ASML Holding (Netherlands)	27,457	2,572,721
Baidu ADR†	40,900	7,275,292
Cognizant Technology Solutions
Class A†	50,500	5,099,490
Concur Technologies†	16,400	1,692,152
Ctrip.com International ADR†	48,100	2,386,722
eBay†	309,350	16,980,222
F5 Networks†	49,650	4,511,199
Facebook Class A†	291,400	15,927,924
Fiserv†	65,800	3,885,490
Google Class A†	52,200	58,501,062
International Business Machines	22,600	4,239,082
Juniper Networks†	78,200	1,764,974
Lam Research†	56,400	3,070,980
LinkedIn Class A†	18,700	4,054,721
MasterCard Class A	26,050	21,763,733
Micron Technology†	165,300	3,596,928
Microsoft	75,350	2,820,351
NAVER (South Korea)	5,167	3,559,458
NCR†	119,050	4,054,843
NetSuite†	16,700	1,720,434
NXP Semiconductor (Netherlands)†	169,850	7,801,211
QUALCOMM	190,000	14,107,500
Red Hat†	45,400	2,544,216
Salesforce.com†	199,100	10,988,329
SanDisk	15,750	1,111,005
SAP ADR	57,500	5,010,550
ServiceNow†	49,600	2,778,096
Tencent Holdings (China)
(Hong Kong Exchange)	32,000	2,041,061
Twitter@†	12,100	770,165
Twitter Private Placement@=†	31,769	1,920,992
Visa Class A	127,600	28,413,968
VistaPrint (Netherlands)†	60,150	3,419,528
Western Digital	41,050	3,444,095
Workday Class A†	22,800	1,896,048
Yahoo†	127,700	5,164,188
		312,251,308
Materials - 2.51%
Eastman Chemical	46,600	3,760,620

2 NQ-OPTLG [12/13] 2/14 (12136)

	Number of	Value
	Shares	(U.S. $)
Common Stock² (continued)
Materials (continued)
Ecolab	59,500	$6,204,065
FMC	27,200	2,052,512
Praxair	36,500	4,746,095
Rockwood Holdings	93,150	6,699,348
Sherwin-Williams	31,400	5,761,900
		29,224,540
Telecommunication Services - 1.88%
Crown Castle International†	185,200	13,599,236
SBA Communications Class A†	29,500	2,650,280
Softbank (Japan)	30,000	2,632,148
Verizon Communications	62,000	3,046,680
		21,928,344

Total Common Stock
(cost $853,061,898)		1,134,859,867

Convertible Preferred Stock - 0.00%
LivingSocial Series F @=†	14,824	9,339
Total Convertible Preferred Stock
(cost $113,997)		9,339

	Principal
	Amount°
Short-Term Investments - 2.67%
Repurchase Agreements - 0.68%
Bank of America Merrill Lynch
0.00%, dated 12/31/13, to be
repurchased on 1/2/14, repurchase
price $5,397,545 (collateralized by
U.S. government obligations
0.00%-3.125% 5/22/14-5/15/19;
market value $5,505,498)	5,397,545	5,397,545
BNP Paribas
0.005%, dated 12/31/13, to be
repurchased on 1/2/14, repurchase
price $2,472,670 (collateralized by
U.S. government obligations
1.25%-4.00% 2/15/15-10/31/15;
market value $2,522,123)	2,472,670	2,472,670
		7,870,215
U.S. Treasury Obligations - 1.99%≠
U.S. Treasury Bills
0.001% 1/2/14	1,789,474	1,789,474
0.001% 1/16/14	8,062,341	8,062,317
0.001% 1/30/14	2,698,773	2,698,746
0.033% 1/23/14	2,814,197	2,814,178
0.065% 4/24/14	5,626,014	5,625,029
0.093% 11/13/14	2,248,977	2,247,083
		23,236,827
Total Short-Term Investments
(cost $31,107,131)		31,107,042

Total Value of Securities - 100.05%
(cost $884,283,026)		1,165,976,248
Liabilities Net of Receivables and
Other Assets - (0.05%)		(608,006)
Net Assets - 100.00%		$1,165,368,242

____________________

@	Illiquid security. At Dec. 31, 2013,the aggregate value of illiquid securities was $2,700,496, which represented 0.23% of the Fund’s net assets. See Note 5 in “Notes.”
²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2013, the aggregate value of fair valued securities was $1,930,331, which represented 0.17% of the Fund’s net assets. See Note 1 in “Notes”.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

ADR - American Depositary Receipt

(continues) NQ-OPTLG [12/13] 2/14 (12136) 3

Notes

Optimum Large Cap Growth Fund

December 31, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2010–March 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Dec. 31, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trust (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

4 NQ-OPTLG [12/13] 2/14 (12136)

Notes

Optimum Large Cap Growth Fund

2. Investments

At Dec. 31, 2013, the cost of investments federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$888,183,703
Aggregate unrealized appreciation	$283,896,104
Aggregate unrealized depreciation	(6,103,559)
Net unrealized appreciation	$277,792,545

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	-	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	-

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	-	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$295,322,434	$—	$—	$295,322,434
Consumer Staples	63,245,002	1,748,090	—	64,993,092
Energy	47,527,700	—	—	47,527,700
Financials	69,687,786	—	—	69,687,786
Healthcare	155,276,175	—	—	155,276,175
Industrials	138,648,488	—	—	138,648,488
Information Technology	306,770,858	5,480,450	—	312,251,308
Materials	29,224,540	—	—	29,224,540
Telecommunication Services	19,296,196	2,632,148	—	21,928,344
Convertible Preferred Stock	—	—	9,339	9,339
Short-Term Investments	—	31,107,042	—	31,107,042
Total	$1,124,999,179	$40,967,730	$9,339	$1,165,976,248

During the period ended Dec. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the Fair Valuation Procedures described in Note 1, International Fair Value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded , causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

NQ-OPTLG [12/13] 2/14 (12136) 5

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at Dec. 31, 2013.

4. Securities Lending

The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Dec. 31, 2013, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Dec. 31, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

6 NQ-OPTLG [12/13] 2/14 (12136)

Notes

Optimum Large Cap Growth Fund

5. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Dec. 31, 2013, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-OPTLG [12/13] 2/14 (12136) 7

Schedule of Investments (Unaudited)

Optimum Large Cap Value Fund
December 31, 2013

	Number of	Value
	Shares	(U.S. $)
Common Stock - 96.69%
Consumer Discretionary - 9.11%
Advance Auto Parts	32,180	$3,561,682
Coach	176,726	9,919,630
Comcast Special Class A	109,890	5,481,313
Delphi Automotive (United Kingdom)	56,040	3,369,685
Disney (Walt)	101,010	7,717,164
General Motors†	30,840	1,260,431
Hasbro	48,580	2,672,386
Johnson Controls	117,950	6,050,835
Kohl’s	23,720	1,346,110
McDonald’s	53,966	5,236,321
Omnicom Group	89,720	6,672,476
Ross Stores	64,459	4,829,913
Staples	141,360	2,246,210
Target	129,060	8,165,626
TJX	274,533	17,495,988
Viacom Class B	53,850	4,703,259
Yum! Brands	139,552	10,551,527
		101,280,556
Consumer Staples - 11.61%
Altria Group	392,537	15,069,495
Campbell Soup	220,063	9,524,327
Coca-Cola Enterprises	44,510	1,964,226
Colgate-Palmolive	120,567	7,862,174
CVS Caremark	136,091	9,740,033
Danone (France)	60,927	4,385,320
Diageo (United Kingdom)	262,010	8,678,295
Dr Pepper Snapple Group	50,770	2,473,514
General Mills	149,830	7,478,015
Imperial Tobacco Group (United
Kingdom)	27,408	1,061,227
Kellogg	190,260	11,619,178
Lorillard	123,470	6,257,460
Nestle (Switzerland)	131,920	9,667,883
Philip Morris International	349,594	30,460,125
Procter & Gamble	35,816	2,915,781
		129,157,053
Energy - 14.51%
Apache	151,642	13,032,113
Chevron	145,938	18,229,116
Continental Resources†	95,619	10,759,050
EOG Resources	11,419	1,916,565
Exxon Mobil	247,448	25,041,738
HollyFrontier	243,123	12,080,782
Marathon Petroleum	178,516	16,375,273
Murphy Oil	163,308	10,595,423
Oasis Petroleum†	116,295	5,462,376
Occidental Petroleum	79,400	7,550,940
Patterson-UTI Energy	498,572	12,623,843
RPC	724,799	12,937,662
SM Energy	60,865	5,058,490
Ultra Petroleum†	448,622	9,712,666
		161,376,037
Financials - 20.94%
ACE (Switzerland)	58,520	6,058,576
AFLAC	243,322	16,253,910
American Capital Agency	316,080	6,097,183
Aon (United Kingdom)	61,080	5,124,001
Apartment Investment & Management	372,339	9,647,303
Bank of New York Mellon	231,926	8,103,494
BlackRock	16,370	5,180,614
CBOE Holdings	296,797	15,421,572
Chubb	37,320	3,606,232
Discover Financial Services	246,900	13,814,055
Eaton Vance	268,768	11,500,583
Franklin Resources	89,045	5,140,568
Goldman Sachs Group	64,676	11,464,468
JPMorgan Chase	378,600	22,140,528
McGraw Hill Financial	178,165	13,932,503
MetLife	201,050	10,840,616
Moody’s	28,900	2,267,783
NASDAQ OMX Group	56,451	2,246,750
PNC Financial Services Group	47,650	3,696,687
Prudential Financial	75,780	6,988,432
SLM	224,834	5,908,638
State Street	73,010	5,358,204
Travelers	84,520	7,652,441
US Bancorp	70,160	2,834,464
Waddell & Reed Financial Class A	233,780	15,223,754
Wells Fargo	359,790	16,334,466
		232,837,825
Healthcare - 10.68%
Abbott Laboratories	161,250	6,180,713
Baxter International	63,613	4,424,284
Covidien (Ireland)	45,800	3,118,980
Endo Health Solutions†	56,793	3,831,256
Express Scripts†	67,050	4,709,592
Herbalife	69,930	5,503,491
Johnson & Johnson	199,800	18,299,682
Medtronic	106,990	6,140,156
Merck	100,610	5,035,531
Mylan†	289,243	12,553,146
Pfizer	544,065	16,664,711
Quest Diagnostics	35,120	1,880,325
Roche Holding (Switzerland)	11,203	3,138,079
St. Jude Medical	72,850	4,513,058
Thermo Fisher Scientific	66,020	7,351,327
United Therapeutics†	135,547	15,327,655
Zoetis	4,820	157,566
		118,829,552
Industrials - 13.48%
3M	81,277	11,399,099
Canadian National Railway (Canada)	60,570	3,453,701
Caterpillar	14,117	1,281,965
Danaher	89,880	6,938,736
Eaton (Ireland)	66,180	5,037,622

(continues) NQ-OPTLV [12/13] 2/14 (12123) 1

Schedule of Investments (Unaudited)

Optimum Large Cap Value Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Industrials (continued)
Honeywell International	112,440	$10,273,643
Illinois Tool Works	28,800	2,421,504
Joy Global	229,208	13,406,376
Landstar System	175,157	10,062,770
Lockheed Martin	211,726	31,475,184
Northrop Grumman	45,980	5,269,768
Pentair (Switzerland)	33,014	2,564,197
Rockwell Collins	65,402	4,834,516
Stanley Black & Decker	49,077	3,960,023
Tyco International (Switzerland)	146,970	6,031,649
United Parcel Service Class B	194,378	20,425,240
United Technologies	97,220	11,063,636
		149,899,629
Information Technology - 10.24%
Accenture Class A (Ireland)	139,860	11,499,289
Apple	28,029	15,727,352
Fidelity National Information Services	29,130	1,563,698
Fiserv†	52,560	3,103,668
Hewlett-Packard	38,630	1,080,867
Intel	127,160	3,301,074
International Business Machines	125,213	23,486,202
Microsoft	326,815	12,232,685
Oracle	197,420	7,553,289
Western Digital	233,184	19,564,138
Western Union	854,947	14,747,836
		113,860,098
Materials - 3.60%
Air Products & Chemicals	12,010	1,342,478
CF Industries Holdings	43,933	10,238,146
Crown Holdings†	35,970	1,603,183
LyondellBasell Industries	77,926	6,255,899
NewMarket	32,005	10,694,471
PPG Industries	38,268	7,257,909
Southern Copper	72,957	2,094,595
Valspar	7,130	508,298
		39,994,979
Telecommunication Services - 1.69%
AT&T	154,080	5,417,453
Verizon Communications	130,360	6,405,890
Vodafone Group (United Kingdom)	1,772,327	6,956,307
		18,779,650
Utilities - 0.83%
AES	368,680	5,349,547
Duke Energy	25,750	1,777,008
PPL	44,169	1,329,045
Public Service Enterprise Group	25,080	803,563
		9,259,163

Total Common Stock
(cost $764,376,020)		1,075,274,542

Convertible Preferred Stock - 0.04%
United Technologies 7.50% exercise
price $98.52, expiration date
8/1/15	7,480	489,716
Total Convertible Preferred Stock
(cost $376,064)		489,716

	Principal
	Amount°
Short-Term Investments - 1.83%
Repurchase Agreements - 1.29%
Bank of America Merrill Lynch
0.00%, dated 12/31/13, to be
repurchased on 1/2/14, repurchase
price $9,832,020 (collateralized by
U.S. government obligations
0.00%-3.125% 5/22/14-5/15/19;
market value $10,028,663)	9,832,020	9,832,020
BNP Paribas
0.005%, dated 12/31/13, to be
repurchased on 1/2/14, repurchase
price $4,504,147 (collateralized by
U.S. government obligations
1.25%-4.00% 2/15/15-10/31/15;
market value $4,594,230)	4,504,147	4,504,147
		14,336,167
U.S. Treasury Obligations - 0.54%≠
U.S. Treasury Bills
0.001% 1/2/14	560,575	560,575
0.001% 1/16/14	2,569,385	2,569,378
0.001% 1/30/14	911,060	911,051
0.033% 1/23/14	187,175	187,174
0.046% 4/24/14	983,826	983,654
0.093% 11/13/14	759,216	758,577
		5,970,409
Total Short-Term Investments
(cost $20,306,641)		20,306,576

Total Value of Securities - 98.56%
(cost $785,058,725)		1,096,070,834
Receivables and Other Assets Net
of Liabilities - 1.44%«		16,022,100
Net Assets - 100.00%		$1,112,092,934
____________________
«	Includes foreign currency valued at $12,170 with a cost of $12,148.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

2 NQ-OPTLV [12/13] 2/14 (12123)

Notes

Optimum Large Cap Value Fund

December 31, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2010–March 31, 2013), and has concluded that no position for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Dec. 31, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

NQ-OPTLV [12/13] 2/14 (12123) 3

2. Investments

At Dec. 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$799,428,767
Aggregate unrealized appreciation	$317,359,649
Aggregate unrealized depreciation	(20,717,582)
Net unrealized appreciation	$296,642,067

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	-	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	-	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3	-	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2013:

	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$101,280,556	$—	$101,280,556
Consumer Staples	119,489,170	9,667,883	129,157,053
Energy	161,376,037	—	161,376,037
Financials	232,837,825	—	232,837,825
Healthcare	115,691,473	3,138,079	118,829,552
Industrials	149,899,629	—	149,899,629
Information Technology	113,860,098	—	113,860,098
Materials	39,994,979	—	39,994,979
Telecommunication Services	18,779,650	—	18,779,650
Utilities	9,259,163	—	9,259,163
Convertible Preferred Stock	489,716	—	489,716
Short-Term Investments	—	20,306,576	20,306,576
Total	$1,062,958,296	$33,112,538	$1,096,070,834

As a result of utilizing international fair value pricing at Dec. 31, 2013, a portion of the portfolio was categorized as Level 2.

During the period ended Dec. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the Fair Valuation Procedures described in Note 1, International Fair Value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded , causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4 NQ-OPTLV [12/13] 2/14 (12123)

Notes

Optimum Large Cap Value Fund

2. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to the net assets. At Dec. 31, 2013, there were no Level 3 investments.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at Dec. 31, 2013.

4. Securities Lending

The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Dec. 31, 2013, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

NQ-OPTLV [12/13] 2/14 (12123) 5

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Dec. 31, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Dec. 31, 2013, there were no Rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

6 NQ-OPTLV [12/13] 2/14 (12123)

Schedules of Investments (Unaudited)

Optimum Small-Mid Cap Growth Fund
December 31, 2013

	Number of	Value
	Shares	(U.S. $)
Common Stock - 97.33%
Consumer Discretionary - 14.32%
Bally Technologies†	61,000	$4,785,450
Bloomin’ Brands†	109,977	2,640,548
Buffalo Wild Wings†	11,149	1,641,133
Choice Hotels International	44,000	2,160,840
Domino’s Pizza	27,000	1,880,550
Dorman Products†	14,000	784,980
Fiesta Restaurant Group†	16,000	835,840
Five Below†	27,762	1,199,318
GNC Holdings	43,000	2,513,350
HSN	43,151	2,688,307
Jarden†	30,000	1,840,500
KAR Auction Services	28,000	827,400
Life Time Fitness†	50,000	2,350,000
LKQ†	77,000	2,533,300
Lumber Liquidators Holdings†	22,555	2,320,684
Madden (Steven)†	29,377	1,074,904
Panera Bread Class A†	11,140	1,968,327
Pier 1 Imports	195,371	4,509,163
Pool	36,000	2,093,040
PVH	22,000	2,992,440
Quiksilver†	55,000	482,350
Samsonite International	602,230	1,832,847
Select Comfort†	37,000	780,330
Shutterfly†	23,383	1,190,896
Shutterstock†	30,405	2,542,770
Skechers U.S.A. Class A†	75,062	2,486,804
Standard Pacific†	295,325	2,672,691
Taylor Morrison Home Class A†	87,171	1,956,989
Tenneco†	39,754	2,248,884
Tuesday Morning†	67,851	1,082,902
Vail Resorts	38,000	2,858,740
Williams-Sonoma	22,000	1,282,160
		65,058,437
Consumer Staples - 3.62%
B&G Foods	38,000	1,288,580
Casey’s General Stores	62,585	4,396,596
Chefs’ Warehouse†	86,000	2,507,760
Prestige Brands Holdings†	42,000	1,503,600
Spectrum Brands Holdings	30,764	2,170,400
United Natural Foods†	18,000	1,357,020
WhiteWave Foods†	140,777	3,229,424
		16,453,380
Energy - 4.51%
Athlon Energy†	26,890	813,422
Atwood Oceanics†	33,000	1,761,870
Bill Barrett†	26,000	696,280
Carrizo Oil & Gas†	18,000	805,860
Clayton Williams Energy†	9,000	737,550
Diamondback Energy†	35,357	1,868,971
Dresser-Rand Group†	11,000	655,930
FMC Technologies†	22,000	1,148,620
Hornbeck Offshore Services†	9,000	443,070
Laredo Petroleum Holdings†	20,000	553,800
Matador Resources†	2,366	44,102
PDC Energy†	35,597	1,894,472
Real Goods Solar Class A†	225,000	679,500
Rex Energy†	12,625	248,839
Rosetta Resources†	59,297	2,848,628
Rowan†	31,000	1,096,160
SemGroup Class A	16,975	1,107,279
SM Energy	30,000	2,493,300
WPX Energy†	30,000	611,400
		20,509,053
Financials - 9.88%
Allied World Assurance Holdings
(Switzerland)	10,000	1,128,100
Artisan Partners Asset Management
Class A	10,630	692,970
Associated Banc-Corp	110,000	1,914,000
Berkshire Hills Bancorp	17,500	477,225
Blackhawk Network Holdings†	79,000	1,995,540
City National	30,000	2,376,600
CoreSite Realty	36,000	1,158,840
Education Realty Trust	255,000	2,249,100
Ellie Mae†	20,386	547,772
Enstar Group (Bermuda)†	6,700	930,697
Extra Space Storage	55,000	2,317,150
Financial Engines	38,785	2,694,782
First Busey	177,800	1,031,240
First Commonwealth Financial	93,186	821,900
Kennedy-Wilson Holdings	24,000	534,000
Kite Realty Group Trust	245,000	1,609,650
Lakeland Financial	40,000	1,560,000
MB Financial	53,000	1,700,770
PacWest Bancorp	46,056	1,944,484
Post Properties	46,000	2,080,580
Ryman Hospitality Properties	30,000	1,253,400
Sandy Spring Bancorp	43,000	1,212,170
SEI Investments	79,000	2,743,670
Simplicity Bancorp	54,674	883,532
St. Joe†	50,000	959,500
Summit Hotel Properties	144,000	1,296,000
SVB Financial Group†	20,000	2,097,200
Virtus Investment Partners†	9,729	1,946,286
WisdomTree Investments†	88,432	1,566,131
World Acceptance†	13,500	1,181,655
		44,904,944
Healthcare - 13.92%
Acadia Healthcare†	44,318	2,097,571
Akorn†	68,000	1,674,840
Allscripts Healthcare Solutions†	156,000	2,411,760
Alnylam Pharmaceuticals†	42,850	2,756,541
BioMarin Pharmaceutical†	14,000	983,780

(continues) NQ-OPTSG [12/13] 2/14 (12135) 1

Schedules of Investments (Unaudited)

Optimum Small-Mid Cap Growth Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Healthcare (continued)
Celldex Therapeutics†	16,700	$404,307
Cepheid†	65,900	3,078,848
Covance†	31,886	2,807,881
Cubist Pharmaceuticals†	28,782	1,982,216
DexCom†	71,180	2,520,484
Envision Healthcare Holdings†	82,089	2,915,801
Exelixis†	150,290	921,278
HealthSouth	25,000	833,000
HeartWare International†	19,211	1,805,066
Hyperion Therapeutics†	34,674	701,108
ImmunoGen†	64,230	942,254
Insulet†	60,901	2,259,427
InterMune†	22,000	324,060
Ironwood Pharmaceuticals†	61,924	718,938
Medicines†	38,240	1,476,829
Mednax†	13,449	717,908
Mettler-Toledo International†	20,000	4,851,800
NPS Pharmaceuticals†	108,863	3,305,081
Pacira Pharmaceuticals†	24,981	1,436,158
Patterson	51,000	2,101,200
Portola Pharmaceuticals†	53,683	1,382,337
Salix Pharmaceuticals†	21,139	1,901,242
Sarepta Therapeutics†	36,000	733,320
Seattle Genetics†	87,215	3,479,006
Sirona Dental Systems†	38,000	2,667,600
Synageva BioPharma†	38,900	2,517,608
Team Health Holdings†	46,333	2,110,468
TESARO†	29,085	821,360
WellCare Health Plans†	23,135	1,629,167
		63,270,244
Industrials - 24.04%
Acorn Energy	37,362	152,063
Acuity Brands	35,191	3,847,080
Altra Holdings@	90,537	3,098,176
AMETEK	105,000	5,530,350
Applied Industrial Technologies	57,744	2,834,653
Armstrong World Industries†	48,233	2,778,703
Avis Budget Group†	129,432	5,231,641
Belden	15,000	1,056,750
CAI International†	53,000	1,249,210
Chart Industries†	9,000	860,760
Chicago Bridge & Iron (Netherlands)	26,000	2,161,640
Clean Harbors†	28,443	1,705,442
Con-way	61,494	2,441,927
DigitalGlobe†	74,444	3,063,371
Donaldson	97,800	4,250,388
ESCO Technologies	47,727	1,635,127
Forward Air	24,000	1,053,840
Generac Holdings	83,679	4,739,579
HD Supply Holdings†	77,512	1,861,063
HEICO Class A	62,500	2,632,500
Hertz Global Holdings†	56,500	1,617,030
II-VI†	64,000	1,126,400
Imax (Canada)†	80,118	2,361,879
Interface	90,000	1,976,400
Kennametal	41,000	2,134,870
Kirby†	16,000	1,588,000
Knoll	65,000	1,190,150
McGrath RentCorp	31,000	1,233,800
Middleby†	10,000	2,399,700
Moog Class A†	82,458	5,602,197
MRC Global†	40,000	1,290,400
Nordson	70,000	5,201,000
Old Dominion Freight Line†	52,242	2,769,871
On Assignment†	35,311	1,233,060
Oshkosh	22,000	1,108,360
Owens Corning†	70,942	2,888,758
RPX†	33,692	569,395
Rush Enterprises Class A†	57,000	1,690,050
Spirit Airlines†	72,742	3,303,214
Teledyne Technologies†	22,390	2,056,745
Textainer Group Holdings (Bermuda)	36,000	1,447,920
Thermon Group Holdings†	20,000	546,600
Toro	35,000	2,226,000
TrueBlue†	88,455	2,280,370
WageWorks†	43,225	2,569,294
WESCO International†	50,690	4,616,338
		109,212,064
Information Technology - 24.40%
Acxiom†	50,531	1,868,636
Amphenol Class A	28,400	2,532,712
Angie’s List†	111,093	1,683,059
ANSYS†	39,000	3,400,800
Atmel†	118,000	923,940
Bankrate†	160,344	2,876,571
Cadence Design Systems†	155,593	2,181,414
Concur Technologies†	36,831	3,800,223
Constant Contact†	86,866	2,698,927
Cornerstone OnDemand†	39,104	2,085,807
CoStar Group†	16,716	3,085,439
Dealertrack Technologies†	61,235	2,944,179
Demandware†	43,821	2,809,803
E2open†	23,000	549,930
Envestnet†	28,948	1,166,604
Exa†	40,000	530,400
ExamWorks Group†	57,811	1,726,815
ExlService Holdings†	80,000	2,209,600
First Solar†	32,365	1,768,424
FleetMatics Group (Ireland)†	96,912	4,191,444
Global Payments	42,719	2,776,308
Heartland Payment Systems	59,169	2,948,983
Hittite Microwave†	10,000	617,300
Infinera†	74,000	723,720
Informatica†	66,000	2,739,000

2 NQ-OPTSG [12/13] 2/14 (12135)

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Information Technology (continued)
IPG Photonics†	41,000	$3,182,010
Ixia†	94,000	1,251,140
Lattice Semiconductor†	329,904	1,817,771
Liquidity Services†	20,000	453,200
MAXIMUS	37,775	1,661,722
MICROS Systems†	25,000	1,434,250
OpenTable†	24,160	1,917,579
Palo Alto Networks†	34,683	1,993,232
Pandora Media†	51,013	1,356,946
PTC†	80,154	2,836,650
RealPage†	36,000	841,680
Rogers†	23,000	1,414,500
ServiceSource International†	114,419	958,831
Solera Holdings	25,990	1,839,052
SPS Commerce†	38,000	2,481,400
Stratasys†	8,000	1,077,600
Tableau Software Class A†	25,045	1,726,352
Telogis=†	185,242	366,983
Trulia†	54,009	1,904,897
Tyler Technologies†	17,191	1,755,717
Ultratech†	28,000	812,000
Verint Systems†	71,720	3,079,657
Virtusa†	120,696	4,597,311
Web.com Group†	150,110	4,771,997
WEX†	23,688	2,345,823
Wix.Com†	46,500	1,248,525
WNS Holdings ADR†	224,490	4,918,574
Zillow†	24,094	1,969,203
		110,854,640
Materials - 1.09%
Caesarstone Sdot-Yam (Israel)	39,443	1,959,134
KapStone Paper & Packaging†	53,134	2,968,065
William Lyon Homes Class A†	2,000	44,280
		4,971,479
Telecommunication Services - 1.55%
Boingo Wireless†	75,000	480,750
CalAmp†	34,000	950,980
SBA Communications Class A†	27,000	2,425,680
tw telecom Class A†	104,000	3,168,880
		7,026,290

Total Common Stock
(cost $305,328,763)		442,260,531

Preferred Stock - 0.34%
Mobileye Series F2 =†	25,929	1,008,379
Telogis =†	252,269	555,295
Total Preferred Stock
(cost $1,460,217)		1,563,674

Short-Term Investments - 2.53%
Repurchase Agreements - 0.82%
Bank of America Merrill Lynch
0.00%, dated 12/31/13, to be
repurchased on 1/2/14, repurchase
price $2,545,462 (collateralized by
U.S. government obligations
0.00%-3.125% 5/22/14-5/15/19;
market value $2,596,372)	2,545,462	2,545,462
BNP Paribas
0.005%, dated 12/31/13, to be
repurchased on 1/2/14, repurchase
price $1,166,102 (collateralized by
U.S. government obligations
1.25%-4.00% 2/15/15-10/31/15;
market value $1,189,424)	1,166,102	1,166,102
		3,711,564
U.S. Treasury Obligations - 1.71%≠
U.S. Treasury Bills
0.001% 1/2/14	782,629	782,629
0.001% 1/16/14	3,587,689	3,587,678
0.001% 1/30/14	1,272,731	1,272,718
0.04% 4/24/14	1,060,609	1,060,424
0.093% 11/13/14	1,060,609	1,059,716
		7,763,165
Total Short-Term Investments
(cost $11,474,834)		11,474,729

Total Value of Securities - 100.20%
(cost $318,263,814)		455,298,934
Liabilities Net of Receivables and
Other Assets - (0.20%)		(909,211)
Net Assets - 100.00%		$454,389,723

@	Illiquid security. At Dec. 31, 2013, the aggregate value of illiquid securities was $3,098,176, which represents 0.68% of the Fund’s net assets. See Note 5 in “Notes.”
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2013, the aggregate value of fair valued securities was $1,930,657, which represented 0.42% of the Fund’s net assets. See Note 1 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

ADR - American Depositary Receipt

(continues) NQ-OPTSG [12/13] 2/14 (12135) 3

Notes

Optimum Small-Mid Cap Growth Fund

December 31, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2010–March 31, 2013), and has concluded that no position for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Dec. 31, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcates that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Dec. 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

4 NQ-OPTSG [12/13] 2/14 (12135)

Notes

Optimum Small-Mid Cap Growth Fund

2. Investments (continued)

Cost of Investments	$318,575,297
Aggregate unrealized appreciation	$141,796,905
Aggregate unrealized depreciation	(5,073,266)
Net unrealized appreciation	$136,723,639

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	-	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	-	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3	-	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$65,058,437	$—	$—	$65,058,437
Consumer Staples	16,453,380	—	—	16,453,380
Energy	20,509,053	—	—	20,509,053
Financials	44,904,944	—	—	44,904,944
Healthcare	63,270,244	—	—	63,270,244
Industrials	109,212,064	—	—	109,212,064
Information Technology	110,487,657	—	366,983	110,854,640
Materials	4,971,479	—	—	4,971,479
Telecommunication Services	7,026,290	—	—	7,026,290
Preferred Stock	—	—	1,563,674	1,563,674
Short-Term Investments	—	11,474,729	—	11,474,729
Total	$441,893,548	$11,474,729	$1,930,657	$455,298,934

During the period ended Dec. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the Fair Valuation Procedures described in Note 1, International Fair Value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded , causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

NQ-OPTSG [12/13] 2/14 (12135) 5

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at Dec. 31, 2013.

4. Securities Lending

The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Dec. 31, 2013, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

6 NQ-OPTSG [12/13] 2/14 (12135)

Notes

Optimum Small-Mid Cap Growth Fund

5. Credit and Market Risk (continued)

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Dec. 31, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Dec. 31, 2013, there were no rule 144A securities. Illiquid securities have been identified on the schedule of Investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-OPTSG [12/13] 2/14 (12135) 7

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Value Fund
December 31, 2013

	Number of	Value
	Shares	(U.S. $)
Common Stock - 91.51%²
Consumer Discretionary - 13.37%
Advance Auto Parts	27,100	$2,999,428
AMC Networks Class A†	45,400	3,092,194
Ascena Retail Group†	127,000	2,687,320
bebe stores	421,881	2,244,407
Callaway Golf	419,860	3,539,420
Crocs†	202,800	3,228,576
Express†	60,000	1,120,200
Family Dollar Stores	18,600	1,208,442
Finish Line Class A	83,000	2,338,110
Foot Locker	22,600	936,544
Garmin (Switzerland)	50,600	2,338,732
Genesco†	12,000	876,720
Hooker Furniture	143,694	2,396,816
LeapFrog Enterprises†	333,700	2,649,578
Lear	37,100	3,003,987
Life Time Fitness†	61,600	2,895,200
PETsMART	17,100	1,244,025
Ruth’s Hospitality Group	196,553	2,793,018
SeaWorld Entertainment	51,400	1,478,778
Signet Jewelers (Bermuda)	19,400	1,526,780
Spartan Motors	505,538	3,387,105
Stage Stores	35,000	777,700
Staples	249,000	3,956,610
Thor Industries	23,500	1,297,905
Titan International	48,000	863,040
Tupperware Brands	28,500	2,694,105
Winnebago Industries†	66,143	1,815,625
		59,390,365
Consumer Staples - 0.47%
Dr Pepper Snapple Group	30,200	1,471,344
Sanderson Farms	8,435	610,104
		2,081,448
Energy - 4.45%
CONSOL Energy	79,400	3,020,376
Evolution Petroleum	111,471	1,375,552
Gulf Island Fabrication	101,875	2,365,538
Hallador Energy	63,408	511,068
Newpark Resources†	266,403	3,274,093
Oasis Petroleum†	65,400	3,071,838
PDC Energy†	20,900	1,112,298
Rex Energy†	107,000	2,108,970
Vaalco Energy†	424,656	2,925,880
		19,765,613
Financials - 9.86%
Alexandria Real Estate Equities	43,192	2,747,875
BankUnited	109,400	3,601,448
Cedar Realty Trust	103,726	649,325
City Holding	69,979	3,242,127
Comerica	30,100	1,430,954
DiamondRock Hospitality	127,700	1,474,935
Digital Realty Trust	37,300	1,832,176
Dime Community Bancshares	197,303	3,338,367
East West Bancorp	42,900	1,500,213
First Financial Bancorp	125,100	2,180,493
Hallmark Financial Services†	273,778	2,432,518
HCC Insurance Holdings	29,400	1,356,516
Horace Mann Educators	86,876	2,740,069
Inland Real Estate	180,300	1,896,756
Potlatch	48,903	2,041,211
PrivateBancorp	106,400	3,078,152
SVB Financial Group†	31,900	3,345,034
Wintrust Financial	64,900	2,993,188
XL Group (Ireland)	60,000	1,910,400
		43,791,757
Healthcare - 1.89%
CareFusion†	73,700	2,934,734
Mednax†	52,600	2,807,788
Myriad Genetics†	126,400	2,651,872
		8,394,394
Industrials - 30.23%
AAON	92,826	2,965,791
ACCO Brands†	427,200	2,870,784
Acuity Brands	25,100	2,743,932
Aegion†	63,000	1,379,070
Albany International	52,600	1,889,918
AMETEK	52,875	2,784,926
Apogee Enterprises	49,200	1,766,772
Avery Dennison	70,000	3,513,300
B/E Aerospace†	35,600	3,098,268
Boise Cascade†	73,400	2,163,832
Brady Class A	58,300	1,803,219
Carlisle	35,300	2,802,820
Clean Harbors†	25,800	1,546,968
Colfax†	58,500	3,725,865
Crane	33,300	2,239,425
Diana Shipping (Greece)†	279,100	3,709,239
Dover	48,700	4,701,498
Encore Wire	71,039	3,850,314
Ennis	150,790	2,668,983
Equifax	45,297	3,129,570
Federal Signal†	115,000	1,684,750
Foster Wheeler (Switzerland)†	110,100	3,635,502
FreightCar America	119,972	3,193,655
Graham	95,760	3,475,130
Granite Construction	105,171	3,678,882
Harsco	55,000	1,541,650
Houston Wire & Cable	205,015	2,743,101
Hubbell Class B	42,700	4,650,030
IDEX	27,700	2,045,645
Ingersoll-Rand (Ireland)	11,000	677,600
Joy Global	15,000	877,350
KBR	43,400	1,384,026
Kennametal	88,600	4,613,402

(continues) NQ-OPTSV [12/13] 2/14 (12124) 1

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Value Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock² (continued)
Industrials (continued)
Knoll	195,224	$3,574,551
ManpowerGroup	27,000	2,318,220
McDermott International†	60,500	554,180
McGrath RentCorp	90,476	3,600,945
Primoris Services	51,900	1,615,647
Robert Half International	30,800	1,293,292
Rush Enterprises Class A†	47,300	1,402,445
Stanley Black & Decker	43,000	3,469,670
TAL International Group	25,900	1,485,365
Tennant	8,885	602,492
Timken	89,500	4,928,765
Trex†	20,400	1,622,412
Trinity Industries	34,300	1,870,036
TrueBlue†	171,300	4,416,114
Tyco International (Switzerland)	28,400	1,165,536
US Ecology	84,886	3,156,910
Watts Water Technologies Class A	48,801	3,019,318
WESCO International†	42,800	3,897,796
Xerium Technologies†	45,000	742,050
		134,290,961
Information Technology - 18.34%
Advanced Energy Industries†	149,925	3,427,286
Amdocs†	74,000	3,051,760
AVG Technologies (Netherlands)†	157,600	2,712,296
Broadridge Financial Solutions	86,100	3,402,672
Brooks Automation	175,500	1,840,995
Checkpoint Systems†	124,600	1,964,942
Diebold	23,500	775,735
Digi International†	65,000	787,800
Diodes†	23,000	541,880
Fairchild Semiconductor International†	278,500	3,717,975
Flextronics International (Singapore)†	590,000	4,584,300
FLIR Systems	96,700	2,910,670
Global Payments	27,800	1,806,722
Harris	23,100	1,612,611
Henry (Jack) & Associates	26,200	1,551,302
IAC/InterActiveCorp	53,300	3,661,177
Infineon Technologies (Germany)	100,000	1,068,152
Ingram Micro Class A†	98,000	2,299,080
j2 Global	61,200	3,060,612
Jabil Circuit	45,000	784,800
KEMET†	200,000	1,128,000
LTX-Credence†	205,300	1,640,347
Mercury Systems†	98,930	1,083,284
Methode Electronics	126,383	4,321,035
Micrel	303,111	2,991,706
Plexus†	129,914	5,623,972
Rudolph Technologies†	240,342	2,821,615
ScanSource†	93,581	3,970,642
Silicon Image†	58,000	356,700
Synaptics†	75,625	3,918,131
Teradyne†	143,100	2,521,422
Unisys†	138,287	4,642,295
ValueClick†	20,000	467,400
VASCO Data Security International†	55,387	428,142
		81,477,458
Materials - 11.88%
Ashland	29,700	2,882,088
Cabot	44,000	2,261,600
Carpenter Technology	62,000	3,856,400
Celanese Class A	41,000	2,267,710
Chemtura†	80,000	2,233,600
Eastman Chemical	46,600	3,760,620
Fuller (H.B.)	38,000	1,977,520
KMG Chemicals	150,106	2,535,290
Landec†	219,734	2,663,176
Minerals Technologies	60,800	3,652,256
Molycorp†	205,000	1,152,100
Olympic Steel	88,869	2,575,424
Owens-Illinois†	97,000	3,470,660
PolyOne	119,000	4,206,650
Rock-Tenn Class A	28,600	3,003,286
Rockwood Holdings	51,000	3,667,920
Sealed Air	99,000	3,370,950
Sonoco Products	77,600	3,237,472
		52,774,722
Telecommunication Services - 0.57%
Vonage Holdings†	767,600	2,556,108
		2,556,108
Utilities - 0.45%
Questar	87,700	2,016,223
		2,016,223

Total Common Stock
(cost $286,669,411)		406,539,049

	Principal
	Amount°
Short-Term Investments - 8.48%
Repurchase Agreements - 2.31%
Bank of America Merrill Lynch
0.00%, dated 12/31/13, to be
repurchased on 1/2/14, repurchase
price $7,033,708 (collateralized by
U.S. government obligations
0.00%-3.125% 5/22/14-5/15/19;
market value $7,174,384)	7,033,708	7,033,708

2 NQ-OPTSV [12/13] 2/14 (12124)

	Principal	Value
	Amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.005%, dated 12/31/13, to be
repurchased on 1/2/14, repurchase
price $3,222,212 (collateralized by
U.S. government obligations
1.25%-4.00% 2/15/15-10/31/15;
market value $3,286,657)	3,222,212	$3,222,212
		10,255,920
U.S. Treasury Obligations - 6.17%≠
U.S. Treasury Bills
0.001% 1/2/14	2,126,949	2,126,949
0.001% 1/16/14	9,788,890	9,788,861
0.001% 1/30/14	3,516,854	3,516,819
0.033% 1/23/14	2,796,795	2,796,775
0.065% 4/24/14	6,286,865	6,285,765
0.093% 11/13/14	2,930,712	2,928,244
		27,443,413
Total Short-Term Investments
(cost $37,699,490)		37,699,333

Total Value of Securities - 99.99%
(cost $324,368,901)		444,238,382
Receivables and Other Assets Net
of Liabilities - 0.01%		24,826
Net Assets - 100.00%		$444,263,208

____________________
²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

(continues) NQ-OPTSV [12/13] 2/14 (12124) 3

Notes

Optimum Small-Mid Cap Value Fund

December 31, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on thirdparty vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2010–March 31, 2013), and has concluded that no position for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception provision of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Dec. 31, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Dec. 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$324,742,703
Aggregate unrealized appreciation	$123,145,660
Aggregate unrealized depreciation	(3,649,981)
Net unrealized appreciation	$119,495,679

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the

4 NQ-OPTSV [12/13] 2/14 (12124)

Notes

Optimum Small-Mid Cap Value Fund

2. Investments (continued)

transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	-	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	-	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3	-	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2013:

	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$59,390,365	$—	$59,390,365
Consumer Staples	2,081,448	—	2,081,448
Energy	19,765,613	—	19,765,613
Financials	43,791,757	—	43,791,757
Healthcare	8,394,394	—	8,394,394
Industrials	134,290,961	—	134,290,961
Information Technology	80,409,306	1,068,152	81,477,458
Materials	52,774,722	—	52,774,722
Telecommunication Services	2,556,108	—	2,556,108
Utilities	2,016,223	—	2,016,223
Short-Term Investments	—	37,699,333	37,699,333
Total	$405,470,897	$38,767,485	$444,238,382

During the period ended Dec. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the Fair Valuation Procedures described in Note 1, International Fair Value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded , causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Dec. 31, 2013, there were no Level 3 investments.

3. Securities Lending

The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

NQ-OPTSV [12/13] 2/14 (12124) 5

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Dec. 31, 2013, the Fund had no securities out on loan.

4. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid- sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Dec. 31, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Dec. 31, 2013, there were no Rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

6 NQ-OPTSV [12/13] 2/14 (12124)

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: